UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file numbers: 811-07899 and 811-07885

Name of Fund: BlackRock Index Funds, Inc.

BlackRock International Index Fund

BlackRock Small Cap Index Fund

  Quantitative Master Series LLC

Master International Index Series

Master Small Cap Index Series

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Index Funds, Inc. and Quantitative Master Series LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2016

Date of reporting period: 03/31/2016

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock International Index Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
Master International Index Series of Quantitative Master Series LLC	$4,064,305,937
Total Investments (Cost — $4,392,130,341) — 100.0%	4,064,305,937
Liabilities in Excess of Other Assets — (0.0)%	(74,768)

Net Assets — 100.0%	$4,064,231,169

BlackRock International Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in International Index Series Master (the “Series”), which has the same investment objective and strategies as the Fund. As of March 31, 2016, the value of the investment and the percentage owned by the Fund of the Series was $4,064,305,937 and 100.0%, respectively.

The Fund records its investment in the Series at fair value. The Fund’s investment in the Series is valued pursuant to the pricing policies approved by the Board of Directors of the Series.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Series was classified as Level 2.

During the period ended March 31, 2016, there were no transfers between levels.

BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2016	1

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock Small Cap Index Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Small Cap Index Series of Quantitative Master Series LLC	$304,144,554
Total Investments (Cost — $328,121,463) — 100.0%	304,144,554
Liabilities in Excess of Other Assets — (0.0)%	(4,632)

Net Assets — 100.0%	$304,139,922

BlackRock Small Cap Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Small Cap Index Series (the “Series”), which has the same investment objective and strategies as the Fund. As of March 31, 2016, the value of the investment and the percentage owned by the Fund of the Series was $304,144,554 and 58.3%, respectively.

The Fund records its investment in the Series at fair value. The Fund’s investment in the Series is valued pursuant to the pricing policies approved by the Board of Directors of the Series.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the Fund’s investment in the Series was classified as Level 2.

During the period ended March 31, 2016, there were no transfers between levels.

BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2016	1

Schedule of Investments March 31, 2016 (Unaudited)	Master International Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 6.9%
AGL Energy Ltd.	220,773	$3,108,321
Alumina Ltd.	784,345	780,270
Amcor Ltd.	386,752	4,246,948
AMP Ltd.	987,713	4,378,101
APA Group (a)	385,183	2,597,857
Aristocrat Leisure Ltd.	187,412	1,478,402
Asciano Ltd.	209,617	1,440,383
ASX Ltd.	67,480	2,140,571
Aurizon Holdings Ltd.	706,802	2,147,781
AusNet Services	740,151	845,002
Australia & New Zealand Banking Group Ltd.	970,855	17,403,991
Bank of Queensland Ltd.	108,384	1,004,912
Bendigo & Adelaide Bank Ltd.	161,428	1,095,539
BGP Holdings PLC (b)	783,183	9
BHP Billiton Ltd.	1,072,518	13,858,863
Boral Ltd.	241,566	1,142,623
Brambles Ltd.	527,338	4,885,361
Caltex Australia Ltd.	85,879	2,239,827
Challenger Ltd.	168,802	1,083,254
CIMIC Group Ltd.	29,853	794,260
Coca-Cola Amatil Ltd.	197,868	1,339,847
Cochlear Ltd.	19,935	1,559,267
Commonwealth Bank of Australia	570,221	32,690,253
Computershare Ltd.	156,826	1,173,777
Crown Resorts Ltd.	127,073	1,212,376
CSL Ltd.	155,235	12,063,532
Dexus Property Group	316,924	1,924,562
DUET Group (a)	806,637	1,461,655
Flight Centre Travel Group Ltd. (c)	14,458	478,861
Fortescue Metals Group Ltd. (c)	574,797	1,118,193
Goodman Group	585,369	2,993,732
GPT Group	611,487	2,340,940
Harvey Norman Holdings Ltd.	199,812	718,801
Healthscope Ltd.	562,941	1,145,478
Iluka Resources Ltd.	144,960	726,816
Incitec Pivot Ltd.	575,088	1,403,558
Insurance Australia Group Ltd.	820,715	3,505,191
Lend Lease Group (a)	182,122	1,933,426
Macquarie Group Ltd.	102,273	5,176,460
Medibank Pvt Ltd.	946,606	2,123,065
Mirvac Group	1,200,039	1,778,092
National Australia Bank Ltd.	876,964	17,608,522
Newcrest Mining Ltd. (b)	248,535	3,216,283
Oil Search Ltd.	467,644	2,435,217
Orica Ltd.	132,683	1,560,616
Origin Energy Ltd.	613,306	2,388,627
Platinum Asset Management Ltd.	101,245	492,240
Qantas Airways Ltd. (b)	218,621	682,394
QBE Insurance Group Ltd.	450,917	3,768,185
Ramsay Health Care Ltd.	44,824	2,104,597
REA Group Ltd.	20,077	830,999

Common Stocks	Shares	Value
Australia (continued)
Rio Tinto Ltd.	139,140	$4,530,587
Santos Ltd.	563,176	1,744,991
Scentre Group	1,778,006	6,052,351
Seek Ltd.	119,246	1,480,361
Sonic Healthcare Ltd.	124,574	1,786,610
South32 Ltd. (b)	1,777,827	1,994,984
Stockland	774,768	2,534,732
Suncorp Group Ltd.	423,062	3,859,855
Sydney Airport (a)	353,873	1,812,725
Tabcorp Holdings Ltd.	259,524	851,027
Tatts Group Ltd.	442,539	1,282,151
Telstra Corp. Ltd.	1,428,931	5,831,429
TPG Telecom Ltd.	113,368	985,131
Transurban Group (a)	677,483	5,884,922
Treasury Wine Estates Ltd.	255,093	1,883,605
Vicinity Centres	1,097,555	2,682,466
Vocus Communications Ltd.	137,176	875,091
Wesfarmers Ltd.	376,063	11,936,532
Westfield Corp.	668,276	5,116,791
Westpac Banking Corp.	1,109,658	25,774,122
Woodside Petroleum Ltd.	249,237	4,985,686
Woolworths Ltd.	426,166	7,212,767

		281,726,753
Austria — 0.2%
Andritz AG	27,660	1,515,325
Erste Group Bank AG (b)	91,763	2,575,515
OMV AG	53,116	1,491,406
Raiffeisen Bank International AG (b)	39,140	591,528
Strabag SE	30,711	—
Voestalpine AG	37,326	1,244,947

		7,418,721
Belgium — 1.4%
Ageas	69,294	2,742,401
Anheuser-Busch InBev SA	268,530	33,361,291
Colruyt SA	24,839	1,444,494
Delhaize Group	35,369	3,686,184
Groupe Bruxelles Lambert SA	26,726	2,201,988
KBC Groep NV	81,995	4,222,554
Proximus	49,860	1,701,444
Solvay SA	25,337	2,533,172
Telenet Group Holding NV (b)	16,782	848,150
UCB SA	42,220	3,222,871
Umicore SA	32,640	1,620,251

		57,584,800
Denmark — 1.9%
A.P. Moeller - Maersk A/S, Class A	1,282	1,635,788
A.P. Moeller - Maersk A/S, Class B	2,382	3,122,875
Carlsberg A/S, Class B	37,511	3,566,747
Chr Hansen Holding A/S	32,111	2,153,404

BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2016	1

Schedule of Investments (continued)	Master International Index Series

Common Stocks	Shares	Value
Denmark (continued)
Coloplast A/S, Class B	37,038	$2,802,776
Danske Bank A/S	235,775	6,653,679
DSV A/S	61,969	2,577,552
Genmab A/S (b)	18,718	2,590,184
ISS A/S	50,548	2,027,315
Novo Nordisk A/S, Class B	654,338	35,434,731
Novozymes A/S, Class B	78,882	3,542,308
Pandora A/S	35,896	4,692,965
TDC A/S	259,514	1,268,386
Tryg A/S	37,209	720,616
Vestas Wind Systems A/S	74,828	5,272,359
William Demant Holding A/S (b)	8,609	864,693

		78,926,378
Finland — 1.0%
Elisa OYJ	43,925	1,705,660
Fortum OYJ	149,382	2,259,192
Kone OYJ, Class B	108,795	5,236,387
Metso OYJ	37,143	885,185
Neste Oil OYJ	43,951	1,444,322
Nokia OYJ	1,926,659	11,429,387
Nokian Renkaat OYJ	40,111	1,415,137
Orion OYJ, Class B	36,211	1,195,302
Sampo OYJ, Class A	150,382	7,122,756
Stora Enso OYJ, Class R	192,015	1,715,581
UPM-Kymmene OYJ	178,237	3,222,451
Wartsila OYJ	48,721	2,202,331

		39,833,691
France — 9.7%
Accor SA	70,700	2,990,715
Aeroports de Paris	10,726	1,324,632
Air Liquide SA	114,903	12,891,059
Airbus Group SE	197,374	13,077,492
Alstom SA (b)(c)	50,958	1,300,479
ArcelorMittal	555,784	2,507,352
Arkema	23,415	1,754,194
AtoS	30,566	2,482,529
AXA SA	658,301	15,436,297
BNP Paribas SA	353,731	17,771,650
Bollore SA	310,663	1,204,335
Bouygues SA	68,360	2,778,783
Bureau Veritas SA	86,778	1,929,370
Cap Gemini SA	53,406	5,009,715
Carrefour SA	186,175	5,114,813
Casino Guichard-Perrachon SA	17,263	987,978
Christian Dior SA	18,629	3,373,247
Cie Generale des Etablissements Michelin	61,523	6,285,714
CNP Assurances	52,008	809,900
Compagnie de Saint-Gobain	159,741	7,016,494
Credit Agricole SA	348,426	3,767,834
Danone SA	196,845	13,966,590

Common Stocks	Shares	Value
France (continued)
Dassault Systemes SA	42,844	$3,394,594
Edenred	64,961	1,259,399
Electricite de France SA	82,091	919,065
Engie SA	489,721	7,587,544
Essilor International SA	68,576	8,449,637
Eurazeo	14,938	1,008,951
Eutelsat Communications SA	60,842	1,962,231
Fonciere Des Regions	9,783	922,589
Gecina SA	11,840	1,624,032
Groupe Eurotunnel SE, Registered Shares	150,513	1,685,082
Hermes International	8,889	3,125,565
ICADE	12,582	961,526
Iliad SA	9,035	2,321,320
Imerys SA	12,464	868,078
Ingenico Group SA	17,402	1,994,819
JCDecaux SA	23,090	1,010,583
Kering	25,593	4,569,445
Klepierre	70,908	3,387,123
L’Oreal SA	84,111	15,046,300
Lagardere SCA	43,202	1,145,909
Legrand SA	90,354	5,050,246
LVMH Moet Hennessy Louis Vuitton SA	93,327	15,947,373
Natixis SA	295,341	1,451,949
Numericable-SFR	35,739	1,500,948
Orange SA	663,431	11,585,434
Pernod Ricard SA	71,033	7,909,709
Peugeot SA (b)	144,313	2,468,909
Publicis Groupe SA	63,113	4,425,547
Remy Cointreau SA	6,986	529,800
Renault SA	64,191	6,379,142
Rexel SA	101,061	1,440,599
Safran SA	105,356	7,353,839
Sanofi	392,348	31,543,105
Schneider Electric SE	186,413	11,747,837
SCOR SE	51,456	1,814,128
SES SA	107,312	3,139,394
Societe BIC SA	9,750	1,464,987
Societe Generale SA	242,305	8,953,645
Sodexo SA	31,870	3,429,979
Suez Environnement Co.	95,507	1,748,381
Technip SA	34,419	1,907,473
Thales SA	36,116	3,155,986
Total SA	720,918	32,802,707
Unibail-Rodamco SE	32,941	9,040,356
Valeo SA	26,457	4,114,022
Veolia Environnement SA	151,611	3,649,097
Vinci SA	160,243	11,893,888
Vivendi SA	388,227	8,136,047
Wendel SA	9,852	1,071,331

2	BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2016

Schedule of Investments (continued)	Master International Index Series

Common Stocks	Shares	Value
France (continued)
Zodiac Aerospace	69,424	$1,386,457

		394,067,279
Germany — 8.6%
adidas AG	70,084	8,183,062
Allianz SE, Registered Shares	152,612	24,784,945
Axel Springer AG	17,722	953,940
BASF SE	306,719	23,063,898
Bayer AG, Registered Shares	276,153	32,359,661
Bayerische Motoren Werke AG	110,568	10,150,777
Bayerische Motoren Werke AG, Preference Shares	17,871	1,426,707
Beiersdorf AG	34,445	3,102,601
Brenntag AG	51,203	2,917,687
Commerzbank AG (b)	351,100	3,046,338
Continental AG	36,741	8,333,220
Daimler AG, Registered Shares	321,538	24,608,137
Deutsche Bank AG, Registered Shares	460,597	7,819,634
Deutsche Boerse AG	64,451	5,487,614
Deutsche Lufthansa AG, Registered Shares (b)	81,134	1,309,455
Deutsche Post AG, Registered Shares	323,573	8,980,400
Deutsche Telekom AG, Registered Shares	1,076,848	19,306,062
Deutsche Wohnen AG, Bearer Shares	114,008	3,538,183
E.ON SE	677,753	6,480,648
Evonik Industries AG	48,286	1,444,103
Fraport AG Frankfurt Airport Services Worldwide	13,244	802,009
Fresenius Medical Care AG & Co. KGaA	73,026	6,442,781
Fresenius SE & Co. KGaA	127,403	9,286,720
Fuchs Petrolub SE, Preference Shares	21,061	938,461
GEA Group AG	61,562	3,003,670
Hannover Rueck SE	19,154	2,226,122
HeidelbergCement AG	46,721	3,992,556
Henkel AG & Co. KGaA	35,585	3,489,359
Hugo Boss AG	21,648	1,415,218
Infineon Technologies AG	382,701	5,426,059
K+S AG, Registered Shares	67,848	1,582,481
Kabel Deutschland Holding AG	3,333	373,184
Lanxess AG	31,311	1,500,628
Linde AG	62,025	9,012,120
MAN SE	12,148	1,313,767
Merck KGaA	42,390	3,526,157
Metro AG	58,299	1,803,386
Muenchener Rueckversicherungs AG, Registered Shares	55,717	11,307,441
OSRAM Licht AG	29,026	1,492,104

Common Stocks	Shares	Value
Germany (continued)
Porsche Automobil Holding SE, Preference Shares	48,915	$2,528,158
ProSiebenSat.1 Media AG, Registered Shares	72,071	3,699,751
RWE AG	158,923	2,044,456
SAP SE	328,200	26,409,715
Siemens AG, Registered Shares	264,783	28,003,633
Symrise AG	42,494	2,845,055
Telefonica Deutschland Holding AG	253,945	1,372,770
ThyssenKrupp AG	122,162	2,530,252
TUI AG	165,177	2,555,080
United Internet AG, Registered Shares	41,603	2,084,433
Volkswagen AG	11,912	1,730,509
Vonovia SE	157,205	5,643,790
Zalando SE (b)(d)	30,375	995,852

		348,674,749
Hong Kong — 3.3%
AIA Group Ltd.	4,023,400	22,869,082
ASM Pacific Technology Ltd.	90,304	710,943
Bank of East Asia Ltd.	390,332	1,458,959
BOC Hong Kong Holdings Ltd. (c)	1,227,900	3,668,023
Cathay Pacific Airways Ltd.	461,263	798,910
Cheung Kong Infrastructure Holdings Ltd.	235,500	2,303,011
Cheung Kong Property Holdings Ltd.	903,939	5,825,233
CK Hutchison Holdings Ltd.	902,439	11,724,521
CLP Holdings Ltd.	650,187	5,885,103
First Pacific Co. Ltd.	585,250	436,981
Galaxy Entertainment Group Ltd.	786,000	2,950,795
Hang Lung Properties Ltd.	779,000	1,487,279
Hang Seng Bank Ltd.	248,453	4,396,121
Henderson Land Development Co. Ltd.	360,220	2,215,068
HK Electric Investments & HK Electric Investments Ltd. (a)(d)	1,146,000	1,009,426
HKT Trust & HKT Ltd. (a)	911,560	1,254,998
Hong Kong & China Gas Co. Ltd.	2,361,511	4,414,517
Hong Kong Exchanges & Clearing Ltd.	383,327	9,236,709
Hongkong Land Holdings Ltd.	212,700	1,274,560
Hysan Development Co. Ltd.	239,791	1,021,914
Jardine Matheson Holdings Ltd.	82,100	4,682,936
Kerry Properties Ltd.	257,500	706,995
Li & Fung Ltd.	1,891,980	1,120,900
Link REIT	752,414	4,469,826
Melco Crown Entertainment Ltd. — ADR	28,797	475,438
MGM China Holdings Ltd.	276,400	423,342
MTR Corp.	489,000	2,423,535
New World Development Co. Ltd.	1,805,968	1,723,665

BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2016	3

Schedule of Investments (continued)	Master International Index Series

Common Stocks	Shares	Value
Hong Kong (continued)
NWS Holdings Ltd.	442,824	$706,187
PCCW Ltd.	1,249,000	808,992
Power Assets Holdings Ltd.	469,500	4,805,147
Sands China Ltd.	812,600	3,317,365
Shangri-La Asia Ltd.	483,905	553,029
Sino Land Co. Ltd.	995,263	1,580,914
SJM Holdings Ltd.	538,000	384,897
Sun Hung Kai Properties Ltd.	565,324	6,917,596
Swire Pacific Ltd., Class A	197,577	2,131,052
Swire Properties Ltd.	329,200	891,077
Techtronic Industries Co. Ltd.	467,500	1,851,995
WH Group Ltd. (b)(d)	1,898,000	1,372,654
Wharf Holdings Ltd.	452,357	2,477,774
Wheelock & Co. Ltd.	302,000	1,349,470
Wynn Macau Ltd. (b)	628,000	971,147
Yue Yuen Industrial Holdings Ltd.	252,785	869,082

		131,957,168
Ireland — 0.9%
Bank of Ireland (b)	8,781,492	2,539,943
CRH PLC	275,780	7,788,793
Experian PLC	323,448	5,773,371
James Hardie Industries PLC	152,119	2,082,548
Kerry Group PLC, Class A	53,151	4,942,919
Paddy Power Betfair PLC	27,173	3,790,056
Ryanair Holdings PLC	9,354	150,709
Shire PLC	197,828	11,283,061

		38,351,400
Israel — 0.7%
Azrieli Group Ltd.	15,377	603,752
Bank Hapoalim BM	362,072	1,879,452
Bank Leumi Le-Israel BM (b)	454,860	1,633,459
Bezeq The Israeli Telecommunication Corp. Ltd.	646,236	1,458,588
Check Point Software Technologies Ltd. (b)	23,434	2,049,772
Delek Group Ltd.	2,002	343,688
Israel Chemicals Ltd.	165,989	720,831
Mizrahi Tefahot Bank Ltd.	47,997	563,072
Mobileye NV (b)	29,120	1,085,885
NICE Systems Ltd.	18,072	1,174,559
Taro Pharmaceutical Industries Ltd. (b)	1,630	233,497
Teva Pharmaceutical Industries Ltd.	305,123	16,410,692

		28,157,247
Italy — 2.0%
Assicurazioni Generali SpA	389,929	5,772,145
Atlantia SpA	136,134	3,771,886
Banco Popolare SC (b)	63,727	437,597
Enel Green Power SpA	621,920	1,335,307

Common Stocks	Shares	Value
Italy (continued)
Enel SpA	2,355,131	$10,440,809
Eni SpA	849,524	12,830,088
Exor SpA	35,464	1,268,873
Ferrari NV (b)	41,892	1,739,915
Finmeccanica SpA (b)	99,828	1,264,074
Intesa Sanpaolo SpA	4,530,211	12,476,197
Luxottica Group SpA	58,292	3,211,178
Mediobanca SpA	206,452	1,484,714
Prysmian SpA	70,170	1,587,620
Saipem SpA (b)(c)	1,988,249	795,103
Snam SpA	784,480	4,909,290
Telecom Italia SpA (b)	3,839,808	4,138,617
Telecom Italia SpA, Non-Convertible Savings Shares	2,161,640	1,891,793
Tenaris SA	167,681	2,080,545
Terna - Rete Elettrica Nazionale SpA	526,552	3,002,304
UniCredit SpA	1,612,379	5,812,613
Unione di Banche Italiane SCpA	312,635	1,154,668
UnipolSai SpA	360,094	831,633

		82,236,969
Japan — 22.0%
ABC-Mart, Inc.	9,600	614,398
Acom Co. Ltd. (b)	143,300	721,529
Aeon Co. Ltd.	216,000	3,120,338
AEON Financial Service Co. Ltd.	37,400	880,482
Aeon Mall Co. Ltd.	46,450	687,236
Air Water, Inc.	57,000	844,955
Aisin Seiki Co. Ltd.	63,800	2,401,422
Ajinomoto Co., Inc.	193,000	4,351,549
Alfresa Holdings Corp.	61,200	1,174,546
Alps Electric Co. Ltd.	61,200	1,067,886
Amada Co. Ltd.	107,200	1,044,533
ANA Holdings, Inc.	377,000	1,061,873
Aozora Bank Ltd.	394,000	1,375,241
Asahi Glass Co. Ltd.	322,100	1,762,476
Asahi Group Holdings Ltd.	126,600	3,940,386
Asahi Kasei Corp.	427,000	2,883,832
Asics Corp.	49,000	873,824
Astellas Pharma, Inc.	704,900	9,367,767
Bandai Namco Holdings, Inc.	61,800	1,347,141
Bank of Kyoto Ltd.	109,000	710,632
Bank of Yokohama Ltd. (b)	367,000	1,651,223
Benesse Holdings, Inc.	19,000	547,050
Bridgestone Corp.	217,700	8,125,185
Brother Industries Ltd.	83,700	961,336
Calbee, Inc.	26,300	1,043,497
Canon, Inc.	356,300	10,625,913
Casio Computer Co. Ltd.	66,600	1,343,180
Central Japan Railway Co.	48,200	8,524,231
Chiba Bank Ltd.	239,000	1,190,379
Chubu Electric Power Co., Inc.	221,200	3,086,919

4	BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2016

Schedule of Investments (continued)	Master International Index Series

Common Stocks	Shares	Value
Japan (continued)
Chugai Pharmaceutical Co. Ltd.	74,200	$2,295,994
Chugoku Bank Ltd.	58,500	608,817
Chugoku Electric Power Co., Inc.	103,900	1,401,775
Citizen Holdings Co. Ltd.	96,300	545,667
Credit Saison Co. Ltd.	42,700	742,797
Dai Nippon Printing Co. Ltd.	183,000	1,623,961
Dai-ichi Life Insurance Co. Ltd.	354,400	4,295,143
Daicel Corp.	103,600	1,412,214
Daihatsu Motor Co. Ltd.	58,800	828,103
Daiichi Sankyo Co. Ltd.	214,400	4,758,635
Daikin Industries Ltd.	78,300	5,847,799
Daito Trust Construction Co. Ltd.	23,500	3,333,153
Daiwa House Industry Co. Ltd.	200,200	5,627,281
Daiwa Securities Group, Inc.	552,000	3,392,818
Denso Corp.	162,400	6,518,823
Dentsu, Inc.	71,113	3,567,487
Don Quijote Holdings Co. Ltd.	41,000	1,423,966
East Japan Railway Co.	111,449	9,613,535
Eisai Co. Ltd.	84,200	5,062,248
Electric Power Development Co. Ltd.	47,400	1,478,688
FamilyMart Co. Ltd.	18,300	950,419
FANUC Corp.	65,300	10,112,914
Fast Retailing Co. Ltd.	17,900	5,719,484
Fuji Electric Co. Ltd.	167,800	580,181
Fuji Heavy Industries Ltd.	197,900	6,988,490
FUJIFILM Holdings Corp.	154,700	6,114,868
Fujitsu Ltd.	600,000	2,218,662
Fukuoka Financial Group, Inc.	231,000	752,477
GungHo Online Entertainment, Inc.	94,000	264,435
Gunma Bank Ltd.	120,000	495,639
Hachijuni Bank Ltd.	154,000	663,444
Hakuhodo DY Holdings, Inc.	80,700	913,666
Hamamatsu Photonics KK	49,900	1,375,196
Hankyu Hanshin Holdings, Inc.	381,000	2,429,719
Hikari Tsushin, Inc.	7,100	540,307
Hino Motors Ltd.	90,700	980,071
Hirose Electric Co. Ltd.	10,500	1,157,196
Hiroshima Bank Ltd.	175,000	638,531
Hisamitsu Pharmaceutical Co., Inc.	17,700	791,023
Hitachi Chemical Co. Ltd.	37,200	668,476
Hitachi Construction Machinery Co. Ltd.	39,900	633,255
Hitachi High-Technologies Corp.	24,300	684,067
Hitachi Ltd.	1,623,000	7,606,757
Hitachi Metals Ltd.	81,200	837,360
Hokuhoku Financial Group, Inc.	450,000	591,293
Hokuriku Electric Power Co.	66,600	941,508
Honda Motor Co. Ltd.	544,400	14,884,490
Hoshizaki Electric Co Ltd.	12,100	1,009,269
Hoya Corp.	139,700	5,310,083
Hulic Co. Ltd.	90,100	859,100
Idemitsu Kosan Co. Ltd.	36,700	654,849

Common Stocks	Shares	Value
Japan (continued)
IHI Corp.	427,000	$903,828
Iida Group Holdings Co. Ltd.	52,900	1,030,271
Inpex Corp.	318,100	2,408,933
Isetan Mitsukoshi Holdings Ltd.	108,305	1,264,425
Isuzu Motors Ltd.	201,300	2,076,404
ITOCHU Corp.	517,600	6,360,699
Itochu Techno-Solutions Corp.	18,200	343,411
Iyo Bank Ltd.	92,500	604,756
J. Front Retailing Co. Ltd.	85,900	1,139,829
Japan Airlines Co. Ltd.	42,280	1,549,983
Japan Airport Terminal Co. Ltd.	15,200	539,468
Japan Exchange Group, Inc.	178,100	2,724,602
Japan Post Bank Co. Ltd.	140,900	1,735,372
Japan Post Holdings Co. Ltd.	147,400	1,971,680
Japan Prime Realty Investment Corp.	252	1,026,312
Japan Real Estate Investment Corp.	438	2,528,529
Japan Retail Fund Investment Corp.	865	2,076,823
Japan Tobacco, Inc.	367,300	15,287,992
JFE Holdings, Inc.	166,400	2,234,788
JGC Corp.	64,000	957,177
Joyo Bank Ltd.	215,000	736,974
JSR Corp.	66,400	954,786
JTEKT Corp.	63,800	827,894
JX Holdings, Inc.	726,560	2,797,518
Kajima Corp.	286,800	1,796,582
Kakaku.com, Inc.	52,200	967,851
Kamigumi Co. Ltd.	74,000	696,140
Kaneka Corp.	87,000	744,966
Kansai Electric Power Co., Inc. (b)	256,200	2,266,803
Kansai Paint Co. Ltd.	79,400	1,274,479
Kao Corp.	168,300	8,974,079
Kawasaki Heavy Industries Ltd.	472,000	1,361,716
KDDI Corp.	584,100	15,584,234
Keihan Electric Railway Co. Ltd.	181,000	1,275,109
Keikyu Corp.	165,000	1,451,282
Keio Corp.	195,000	1,711,326
Keisei Electric Railway Co. Ltd.	97,000	1,364,663
Keyence Corp.	15,292	8,339,828
Kikkoman Corp.	50,000	1,641,326
Kintetsu Group Holdings Co. Ltd.	574,000	2,326,234
Kirin Holdings Co. Ltd.	267,500	3,747,325
Kobe Steel Ltd.	960,000	843,779
Koito Manufacturing Co. Ltd.	35,500	1,607,470
Komatsu Ltd.	312,300	5,309,395
Konami Corp.	32,400	957,554
Konica Minolta, Inc.	158,000	1,340,092
Kose Corp.	9,500	923,564
Kubota Corp.	376,800	5,143,226
Kuraray Co. Ltd.	122,800	1,500,722
Kurita Water Industries Ltd.	37,600	856,432

BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2016	5

Schedule of Investments (continued)	Master International Index Series

Common Stocks	Shares	Value
Japan (continued)
Kyocera Corp.	108,000	$4,755,366
Kyowa Hakko Kirin Co. Ltd.	82,400	1,314,848
Kyushu Electric Power Co. Inc. (b)	159,000	1,510,907
Kyushu Financial Group, Inc.	135,500	778,105
Lawson, Inc.	21,100	1,766,293
LIXIL Group Corp.	86,200	1,758,241
M3, Inc.	63,900	1,607,007
Mabuchi Motor Co. Ltd.	14,200	660,647
Makita Corp.	39,300	2,436,004
Marubeni Corp.	556,000	2,813,029
Marui Group Co. Ltd.	74,800	1,071,772
Maruichi Steel Tube Ltd.	16,500	451,916
Mazda Motor Corp.	185,180	2,874,331
McDonald’s Holdings Co. Japan Ltd.	20,700	490,425
Medipal Holdings Corp.	38,900	615,306
Meiji Holdings Co. Ltd.	40,500	3,254,528
Minebea Co. Ltd.	97,000	756,255
Miraca Holdings, Inc.	19,000	779,993
Mitsubishi Chemical Holdings Corp.	459,800	2,400,659
Mitsubishi Corp.	451,500	7,640,039
Mitsubishi Electric Corp.	634,000	6,643,005
Mitsubishi Estate Co. Ltd.	419,000	7,776,620
Mitsubishi Gas Chemical Co., Inc.	118,000	633,724
Mitsubishi Heavy Industries Ltd.	993,200	3,689,903
Mitsubishi Logistics Corp.	31,000	406,664
Mitsubishi Materials Corp.	369,000	1,041,079
Mitsubishi Motors Corp.	221,100	1,650,494
Mitsubishi Tanabe Pharma Corp.	79,400	1,379,625
Mitsubishi UFJ Financial Group, Inc.	4,258,374	19,731,622
Mitsubishi UFJ Lease & Finance Co. Ltd.	154,900	679,133
Mitsui & Co. Ltd.	573,800	6,597,820
Mitsui Chemicals, Inc.	254,000	845,474
Mitsui Fudosan Co. Ltd.	317,000	7,895,727
Mitsui OSK Lines Ltd.	350,000	712,100
Mixi, Inc.	14,600	541,477
Mizuho Financial Group, Inc.	7,890,464	11,759,017
MS&AD Insurance Group Holdings, Inc.	166,070	4,628,581
Murata Manufacturing Co. Ltd.	67,700	8,169,137
Nabtesco Corp.	43,900	984,692
Nagoya Railroad Co. Ltd.	307,000	1,433,496
NEC Corp.	864,000	2,172,080
Nexon Co. Ltd.	47,500	810,084
NGK Insulators Ltd.	89,000	1,642,359
NGK Spark Plug Co. Ltd.	64,200	1,229,381
NH Foods Ltd.	54,000	1,188,590
NHK Spring Co. Ltd.	58,200	556,551
Nidec Corp.	75,000	5,131,675
Nikon Corp.	110,900	1,695,784

Common Stocks	Shares	Value
Japan (continued)
Nintendo Co. Ltd.	35,800	$5,088,904
Nippon Building Fund, Inc.	467	2,764,579
Nippon Electric Glass Co. Ltd.	120,500	616,283
Nippon Express Co. Ltd.	290,000	1,318,481
Nippon Paint Holdings Co. Ltd.	45,300	1,001,993
Nippon Prologis REIT, Inc.	522	1,167,142
Nippon Steel & Sumitomo Metal	248,400	4,762,239
Nippon Telegraph & Telephone Corp.	238,600	10,306,921
Nippon Yusen KK	585,000	1,128,063
Nissan Motor Co. Ltd.	831,500	7,687,416
Nisshin Seifun Group, Inc.	66,940	1,063,082
Nissin Foods Holdings Co. Ltd.	20,000	939,383
Nitori Holdings Co. Ltd.	24,800	2,269,202
Nitto Denko Corp.	54,110	3,015,197
NOK Corp.	30,900	527,168
Nomura Holdings, Inc.	1,212,700	5,416,340
Nomura Real Estate Holdings, Inc.	36,100	666,405
Nomura Real Estate Master Fund, Inc.	1,154	1,717,848
Nomura Research Institute Ltd.	40,800	1,374,020
NSK Ltd.	162,800	1,490,095
NTT Data Corp.	43,600	2,186,471
NTT DoCoMo, Inc.	477,500	10,854,250
NTT Urban Development Corp.	34,500	337,650
Obayashi Corp.	206,100	2,031,455
Obic Co. Ltd.	22,600	1,194,720
Odakyu Electric Railway Co. Ltd.	199,000	2,164,701
Oji Holdings Corp.	272,000	1,092,471
Olympus Corp.	93,000	3,610,647
Omron Corp.	65,700	1,954,088
Ono Pharmaceutical Co. Ltd.	140,000	5,922,369
Oracle Corp. Japan	15,600	874,885
Oriental Land Co. Ltd.	65,500	4,637,375
ORIX Corp.	442,200	6,298,347
Osaka Gas Co. Ltd.	653,000	2,506,570
Otsuka Corp.	15,900	838,744
Otsuka Holdings Co. Ltd.	132,300	4,805,350
Panasonic Corp.	737,300	6,677,552
Park24 Co. Ltd.	32,500	909,301
Rakuten, Inc.	312,600	3,017,515
Recruit Holdings Co. Ltd.	49,400	1,506,239
Resona Holdings, Inc.	716,256	2,553,833
Ricoh Co. Ltd.	225,200	2,292,116
Rinnai Corp.	11,400	1,007,057
Rohm Co. Ltd.	33,600	1,413,110
Ryohin Keikaku Co. Ltd.	7,900	1,669,037
Sankyo Co. Ltd.	17,900	666,538
Sanrio Co. Ltd.	12,800	250,207
Santen Pharmaceutical Co. Ltd.	117,600	1,767,584
SBI Holdings, Inc.	70,940	719,181
Secom Co. Ltd.	70,300	5,216,470
Sega Sammy Holdings, Inc.	55,032	599,583

6	BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2016

Schedule of Investments (continued)	Master International Index Series

Common Stocks	Shares	Value
Japan (continued)
Seibu Holdings, Inc.	39,200	$828,919
Seiko Epson Corp.	94,400	1,518,230
Sekisui Chemical Co. Ltd.	135,100	1,663,209
Sekisui House Ltd.	201,900	3,406,369
Seven & I Holdings Co. Ltd.	251,600	10,720,084
Seven Bank Ltd.	207,000	883,491
Shikoku Electric Power Co., Inc.	60,700	813,451
Shimadzu Corp.	87,000	1,364,891
Shimamura Co. Ltd.	6,900	861,336
Shimano, Inc.	26,700	4,187,276
Shimizu Corp.	198,000	1,676,937
Shin-Etsu Chemical Co. Ltd.	138,000	7,127,418
Shinsei Bank Ltd.	512,000	668,222
Shionogi & Co. Ltd.	98,000	4,606,116
Shiseido Co. Ltd.	123,500	2,751,333
Shizuoka Bank Ltd.	178,000	1,283,411
Showa Shell Sekiyu KK	74,300	666,459
SMC Corp.	18,400	4,263,795
Softbank Group Corp.	320,800	15,343,876
Sohgo Security Services Co. Ltd.	18,300	990,825
Sompo Japan Nipponkoa Holdings, Inc.	112,175	3,179,203
Sony Corp.	421,500	10,837,243
Sony Financial Holdings, Inc.	55,800	713,493
Stanley Electric Co. Ltd.	43,900	992,190
Sumitomo Chemical Co. Ltd.	491,000	2,222,464
Sumitomo Corp.	366,700	3,638,747
Sumitomo Dainippon Pharma Co. Ltd.	58,400	671,829
Sumitomo Electric Industries Ltd.	259,200	3,143,040
Sumitomo Heavy Industries Ltd.	199,000	821,397
Sumitomo Metal Mining Co. Ltd.	162,000	1,602,817
Sumitomo Mitsui Financial Group, Inc.	424,950	12,900,487
Sumitomo Mitsui Trust Holdings, Inc.	1,130,820	3,310,452
Sumitomo Realty & Development Co. Ltd.	120,000	3,507,749
Sumitomo Rubber Industries Ltd.	63,300	978,063
Suntory Beverage & Food Ltd.	44,500	2,001,922
Suruga Bank Ltd.	61,900	1,086,252
Suzuken Co. Ltd.	24,000	814,588
Suzuki Motor Corp.	121,800	3,256,768
Sysmex Corp.	49,500	3,094,535
T&D Holdings, Inc.	190,300	1,777,600
Taiheiyo Cement Corp.	370,000	851,596
Taisei Corp.	347,000	2,291,473
Taisho Pharmaceutical Holdings Co. Ltd.	10,300	816,328
Taiyo Nippon Sanso Corp.	55,700	529,255
Takashimaya Co. Ltd.	86,000	718,856
Takeda Pharmaceutical Co. Ltd.	263,900	12,031,343
TDK Corp.	42,400	2,352,601

Common Stocks	Shares	Value
Japan (continued)
Teijin Ltd.	328,000	$1,142,191
Terumo Corp.	100,200	3,585,861
THK Co. Ltd.	44,400	817,329
Tobu Railway Co. Ltd.	334,000	1,665,087
Toho Co. Ltd.	39,300	1,033,054
Toho Gas Co. Ltd.	146,000	1,036,293
Tohoku Electric Power Co., Inc.	151,600	1,953,738
Tokio Marine Holdings, Inc.	227,900	7,700,264
Tokyo Electric Power Co., Inc. (b)	490,400	2,694,082
Tokyo Electron Ltd.	56,700	3,692,835
Tokyo Gas Co. Ltd.	767,000	3,575,328
Tokyo Tatemono Co. Ltd.	64,100	797,328
Tokyu Corp.	369,000	3,090,523
Tokyu Fudosan Holdings Corp.	180,300	1,223,779
TonenGeneral Sekiyu KK	81,000	732,652
Toppan Printing Co. Ltd.	180,000	1,509,160
Toray Industries, Inc.	476,700	4,068,229
Toshiba Corp. (b)	1,342,000	2,609,374
Toto Ltd.	48,400	1,506,536
Toyo Seikan Kaisha Ltd.	57,400	1,074,101
Toyo Suisan Kaisha Ltd.	32,400	1,163,040
Toyoda Gosei Co. Ltd.	15,800	304,710
Toyota Industries Corp.	55,300	2,483,517
Toyota Motor Corp.	904,300	47,959,903
Toyota Tsusho Corp.	72,300	1,632,238
Trend Micro, Inc.	35,200	1,288,316
Unicharm Corp.	126,000	2,742,430
United Urban Investment Corp.	905	1,461,857
USS Co. Ltd.	76,300	1,217,526
West Japan Railway Co.	56,100	3,464,015
Yahoo! Japan Corp.	452,600	1,926,371
Yakult Honsha Co. Ltd.	30,300	1,340,536
Yamada Denki Co. Ltd.	201,900	954,378
Yamaguchi Financial Group, Inc.	78,000	708,169
Yamaha Corp.	53,800	1,618,399
Yamaha Motor Co. Ltd.	86,000	1,429,381
Yamato Holdings Co. Ltd.	108,200	2,157,187
Yamazaki Baking Co. Ltd.	35,000	736,695
Yaskawa Electric Corp.	70,800	816,510
Yokogawa Electric Corp.	65,500	676,547
Yokohama Rubber Co. Ltd.	27,800	456,998

		893,237,871
Luxembourg — 0.0%
RTL Group SA (b)	13,917	1,177,473
Netherlands — 4.5%
Aegon NV	609,438	3,349,339
AerCap Holdings NV (b)	29,934	1,160,242
Akzo Nobel NV	82,966	5,655,539
Altice NV Class A (b)	124,594	2,213,188
Altice NV Class B (b)	39,264	705,357
ASML Holding NV	115,767	11,650,142

BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2016	7

Schedule of Investments (continued)	Master International Index Series

Common Stocks	Shares	Value
Netherlands (continued)
CNH Industrial NV	327,364	$2,222,538
Gemalto NV	27,180	2,006,497
Heineken Holding NV	33,996	2,646,717
Heineken NV	77,828	7,041,687
ING Groep NV CVA	1,292,215	15,463,693
Koninklijke Ahold NV	278,633	6,258,458
Koninklijke Boskalis Westminster NV	30,804	1,207,298
Koninklijke DSM NV	59,098	3,249,269
Koninklijke KPN NV	1,060,143	4,439,414
Koninklijke Philips Electronics NV	318,077	9,059,884
Koninklijke Vopak NV	23,404	1,163,993
NN Group NV	83,911	2,739,246
NXP Semiconductor NV (b)	43,044	3,489,577
OCI NV (b)	29,555	577,465
QIAGEN NV (b)	74,177	1,649,430
Randstad Holding NV	42,947	2,375,469
Royal Dutch Shell PLC, Class A	1,316,359	31,784,735
Royal Dutch Shell PLC, Class B	1,323,401	32,204,645
TNT Express NV	164,971	1,480,026
Unilever NV CVA	543,989	24,457,062
Wolters Kluwer NV	101,644	4,051,279

		184,302,189
New Zealand — 0.2%
Auckland International Airport Ltd.	296,751	1,318,578
Contact Energy Ltd.	293,683	1,014,884
Fletcher Building Ltd.	209,596	1,142,529
Meridian Energy Ltd.	482,378	872,622
Mighty River Power Ltd.	263,786	532,847
Ryman Healthcare Ltd.	138,053	796,618
Spark New Zealand Ltd.	610,986	1,540,256

		7,218,334
Norway — 0.6%
DnB NOR ASA	327,137	3,862,929
Gjensidige Forsikring ASA	64,909	1,105,770
Norsk Hydro ASA	446,607	1,834,893
Orkla ASA	264,653	2,393,728
Schibsted ASA, Class A	31,874	929,919
Schibsted ASA, Class B	37,247	1,030,889
Statoil ASA	383,566	5,990,667
Telenor ASA	250,700	4,053,582
Yara International ASA	57,563	2,160,901

		23,363,278
Portugal — 0.2%
Banco Comercial Portugues SA (b)	20,067,665	814,022
EDP - Energias de Portugal SA	739,322	2,624,919
Galp Energia SGPS SA	100,169	1,257,809
Jeronimo Martins SGPS SA	96,776	1,581,993

		6,278,743

Common Stocks	Shares	Value
Singapore — 1.3%
Ascendas Real Estate Investment Trust	758,446	$1,345,173
CapitaLand Commercial Trust Ltd.	811,700	885,923
CapitaLand Ltd.	828,549	1,884,382
CapitaLand Mall Trust	808,600	1,253,127
City Developments Ltd.	153,635	930,208
ComfortDelGro Corp. Ltd.	768,416	1,665,446
DBS Group Holdings Ltd.	587,807	6,696,281
Genting Singapore PLC	2,034,527	1,259,577
Global Logistic Properties Ltd.	992,600	1,415,706
Golden Agri-Resources Ltd.	2,654,451	807,551
Hutchison Port Holdings Trust	2,123,600	1,062,573
Jardine Cycle & Carriage Ltd.	42,356	1,257,701
Keppel Corp. Ltd.	503,177	2,175,494
Noble Group Ltd. (b)	2,247,040	732,223
Oversea-Chinese Banking Corp. Ltd.	1,033,398	6,772,560
SembCorp Industries Ltd.	316,690	708,793
SembCorp Marine Ltd. (c)	433,697	530,094
Singapore Airlines Ltd.	178,809	1,515,086
Singapore Exchange Ltd.	255,600	1,506,176
Singapore Press Holdings Ltd.	269,385	799,014
Singapore Technologies Engineering Ltd.	529,713	1,268,514
Singapore Telecommunications Ltd.	2,674,332	7,570,101
StarHub Ltd.	235,657	585,936
Suntec Real Estate Investment Trust	867,700	1,078,311
United Overseas Bank Ltd. (c)	431,347	6,033,678
UOL Group Ltd.	175,099	779,851
Wilmar International Ltd.	610,370	1,522,051
Yangzijiang Shipbuilding Holdings Ltd.	513,083	372,649

		54,414,179
Spain — 3.0%
Abertis Infraestructuras SA	181,578	2,981,405
ACS Actividades de Construccion y Servicios SA	69,957	2,080,536
Aena SA (b)(d)	22,637	2,918,784
Amadeus IT Holding SA, Class A	149,139	6,377,763
Banco Bilbao Vizcaya Argentaria SA	2,126,101	14,039,207
Banco de Sabadell SA	1,745,123	3,133,978
Banco Popular Espanol SA	628,931	1,632,263
Banco Santander SA	4,936,438	21,680,233
Bankia SA	1,761,340	1,658,114
Bankinter SA	235,996	1,662,768
CaixaBank SA	931,994	2,747,117
CaixaBank SA (b)	13,785	40,736
Distribuidora Internacional de Alimentacion SA (b)	242,356	1,255,774

8	BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2016

Schedule of Investments (continued)	Master International Index Series

Common Stocks	Shares	Value
Spain (continued)
Enagas SA	12,140	$364,378
Endesa SA	112,389	2,153,743
Ferrovial SA	164,423	3,528,672
Gas Natural SDG SA	118,011	2,382,488
Grifols SA	102,884	2,285,810
Iberdrola SA	1,834,698	12,213,496
Industria de Diseno Textil SA	364,591	12,220,938
International Consolidated Airlines Group SA	279,275	2,222,164
Mapfre SA	429,543	924,458
Red Electrica Corp. SA	6,450	558,736
Repsol SA	366,709	4,123,251
Telefonica SA	1,543,616	17,252,392
Zardoya Otis SA	76,673	889,955

		123,329,159
Sweden — 2.9%
Alfa Laval AB	98,404	1,607,228
Assa Abloy AB	338,926	6,672,604
Atlas Copco AB, A Shares	225,529	5,660,180
Atlas Copco AB, B Shares	128,185	3,016,609
Boliden AB	94,722	1,510,976
Electrolux AB, Class B	83,250	2,186,129
Getinge AB, Class B	66,285	1,524,847
Hennes & Mauritz AB, Class B	317,057	10,552,969
Hexagon AB, Class B	87,002	3,381,364
Husqvarna AB, Class B	130,817	955,275
ICA Gruppen AB	29,168	964,049
Industrivarden AB, Class C	59,042	1,004,857
Investment AB Kinnevik, Class B	79,468	2,251,024
Investor AB, Class B	153,847	5,438,366
Lundin Petroleum AB (b)	77,193	1,304,817
Millicom International Cellular SA	21,730	1,185,363
Nordea Bank AB	1,014,337	9,729,417
Sandvik AB	360,337	3,721,545
Securitas AB, Class B	114,955	1,900,953
Skandinaviska Enskilda Banken AB, Class A	508,405	4,848,265
Skanska AB, Class B	123,381	2,814,440
SKF AB, Class B	135,810	2,448,191
Svenska Cellulosa AB, B Shares	200,367	6,249,600
Svenska Handelsbanken AB, A Shares	491,158	6,230,888
Swedbank AB, Class A	302,420	6,494,926
Swedish Match AB	66,244	2,245,543
Tele2 AB, Class B	109,662	1,014,996
Telefonaktiebolaget LM Ericsson, Class B	1,016,284	10,175,748
TeliaSonera AB	855,001	4,430,253
Volvo AB, Class B	497,730	5,451,491

		116,972,913

Common Stocks	Shares	Value
Switzerland — 9.2%
ABB Ltd., Registered Shares (b)	734,341	$14,305,915
Actelion Ltd., Registered Shares (b)	33,349	4,976,994
Adecco SA, Registered Shares	55,352	3,600,712
Aryzta AG (b)	29,575	1,222,196
Baloise Holding AG, Registered Shares	15,902	2,018,478
Barry Callebaut AG, Registered Shares (b)	771	835,925
Cie Financiere Richemont SA, Registered Shares	174,318	11,513,779
Coca-Cola HBC AG (b)	69,741	1,478,950
Credit Suisse Group AG, Registered Shares (b)	599,738	8,469,466
Dufry AG (b)	14,280	1,753,782
EMS-Chemie Holding AG, Registered Shares	2,516	1,302,845
Galenica AG	1,312	1,968,895
Geberit AG, Registered Shares	12,815	4,788,252
Givaudan SA, Registered Shares	3,084	6,044,024
Glencore PLC (b)	4,085,955	9,187,099
Julius Baer Group Ltd. (b)	77,069	3,302,942
Kuehne & Nagel International AG, Registered Shares	17,361	2,467,283
LafargeHolcim Ltd. (b)	152,005	7,138,096
Lindt & Spruengli AG	327	2,026,103
Lindt & Spruengli AG, Registered Shares	35	2,617,999
Lonza Group AG, Registered Shares (b)	18,260	3,086,695
Nestle SA, Registered Shares	1,064,741	79,451,753
Novartis AG, Registered Shares	759,866	54,977,725
Pargesa Holding SA, Bearer Shares	9,520	606,744
Partners Group Holding AG	5,663	2,275,102
Roche Holding AG	234,616	57,607,678
Schindler Holding AG, Participation Certificates	14,301	2,634,646
Schindler Holding AG, Registered Shares	7,326	1,341,494
SGS SA, Registered Shares	1,849	3,904,301
Sika AG, Bearer Shares	710	2,810,631
Sonova Holding AG, Registered Shares	17,879	2,281,803
STMicroelectronics NV	224,130	1,247,565
Sulzer AG, Registered Shares	6,040	598,940
Swatch Group AG, Bearer Shares	10,113	3,489,071
Swatch Group AG, Registered Shares	17,927	1,206,286
Swiss Life Holding AG, Registered Shares (b)	10,672	2,832,004
Swiss Prime Site AG, Registered Shares (b)	21,122	1,860,955
Swiss Re AG	117,605	10,859,598
Swisscom AG, Registered Shares	8,415	4,567,320

BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2016	9

Schedule of Investments (continued)	Master International Index Series

Common Stocks	Shares	Value
Switzerland (continued)
Syngenta AG, Registered Shares	31,039	$12,871,770
UBS Group AG	1,221,178	19,643,908
Zurich Insurance Group AG (b)	50,226	11,647,977

		372,823,701
United Arab Emirates — 0.0%
Al Noor Hospitals Group PLC	121,648	1,562,030
United Kingdom — 16.7%
3i Group PLC	213,810	1,398,049
Aberdeen Asset Management PLC	324,001	1,286,141
Admiral Group PLC	68,706	1,952,013
Aggreko PLC	89,608	1,383,782
Anglo American PLC	478,995	3,776,533
Antofagasta PLC	143,654	965,426
ARM Holdings PLC	473,553	6,895,538
Ashtead Group PLC	166,925	2,067,023
Associated British Foods PLC	118,968	5,707,801
AstraZeneca PLC	422,064	23,564,576
Auto Trader Group PLC (d)	303,583	1,698,568
Aviva PLC	1,351,106	8,821,960
Babcock International Group PLC	93,231	1,269,561
BAE Systems PLC	1,060,678	7,736,881
Barclays PLC	5,609,362	12,041,045
Barratt Developments PLC	335,219	2,691,138
Berkeley Group Holdings PLC	41,444	1,910,936
BHP Billiton PLC	705,312	7,898,336
BP PLC	6,116,673	30,603,904
British American Tobacco PLC	622,541	36,403,646
British Land Co. PLC	325,271	3,265,043
BT Group PLC	2,827,722	17,854,663
Bunzl PLC	113,245	3,284,868
Burberry Group PLC	149,186	2,916,561
Capita PLC	221,929	3,313,309
Carnival PLC	64,124	3,444,343
Centrica PLC	1,700,499	5,555,291
Cobham PLC	398,580	1,241,190
Compass Group PLC	549,204	9,681,573
Croda International PLC	44,996	1,959,249
Diageo PLC	839,992	22,649,575
Direct Line Insurance Group PLC	473,789	2,513,070
Dixons Carphone PLC	325,766	1,990,879
easyJet PLC	55,639	1,210,972
Fiat Chrysler Automobiles NV	320,758	2,588,455
Fresnillo PLC	70,346	960,695
G4S PLC	513,662	1,401,660
GKN PLC	561,283	2,323,906
GlaxoSmithKline PLC	1,625,293	32,901,185
Hammerson PLC	259,215	2,150,395
Hargreaves Lansdown PLC	92,633	1,783,941
HSBC Holdings PLC	6,540,275	40,673,702
ICAP PLC	182,581	1,241,822
IMI PLC	95,640	1,306,325

Common Stocks	Shares	Value
United Kingdom (continued)
Imperial Tobacco Group PLC	320,154	$17,726,042
Inmarsat PLC	146,712	2,069,508
InterContinental Hotels Group PLC	79,366	3,265,621
Intertek Group PLC	52,628	2,389,560
Intu Properties PLC	318,098	1,426,307
Investec PLC	190,214	1,395,306
ITV PLC	1,250,687	4,321,773
J. Sainsbury PLC	442,529	1,753,605
Johnson Matthey PLC	63,007	2,476,834
Kingfisher PLC	766,344	4,133,344
Land Securities Group PLC	257,261	4,056,371
Legal & General Group PLC	2,004,997	6,755,744
Lloyds Banking Group PLC	19,067,739	18,571,915
London Stock Exchange Group PLC	107,668	4,349,273
Marks & Spencer Group PLC	552,045	3,216,954
Meggitt PLC	260,451	1,518,325
Merlin Entertainments PLC (d)	242,992	1,615,524
Mondi PLC	121,049	2,314,849
National Grid PLC	1,250,197	17,689,468
Next PLC	49,244	3,813,530
Old Mutual PLC	1,676,057	4,629,480
Pearson PLC	275,293	3,450,122
Persimmon PLC	100,528	3,003,901
Petrofac Ltd.	93,468	1,233,530
Provident Financial PLC	50,291	2,137,417
Prudential PLC	858,776	15,980,489
Randgold Resources Ltd.	31,810	2,894,162
Reckitt Benckiser Group PLC	212,783	20,524,322
RELX NV	330,794	5,767,238
RELX PLC	377,068	6,995,008
Rexam PLC	222,947	2,026,605
Rio Tinto PLC	414,376	11,615,234
Rolls-Royce Holdings PLC (b)	614,010	6,000,908
Royal Bank of Scotland Group PLC (b)	1,129,205	3,600,699
Royal Mail PLC	308,526	2,127,465
RSA Insurance Group PLC	337,692	2,301,338
SABMiller PLC	324,477	19,818,342
Sage Group PLC	363,359	3,276,190
Schroders PLC	43,319	1,665,383
Segro PLC	251,124	1,477,138
Severn Trent PLC	78,646	2,449,908
Sky PLC	346,861	5,096,964
Smith & Nephew PLC	303,167	4,987,928
Smiths Group PLC	133,528	2,059,026
Sports Direct International PLC (b)	82,892	449,631
SSE PLC	343,863	7,358,762
St. James’s Place PLC	173,484	2,281,024
Standard Chartered PLC	1,098,002	7,425,791
Standard Life PLC	655,576	3,343,027
Tate & Lyle PLC	160,700	1,331,888
Taylor Wimpey PLC	1,070,011	2,916,170
Tesco PLC (b)	2,729,323	7,496,040

10	BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2016

Schedule of Investments (continued)	Master International Index Series

Common Stocks	Shares	Value
United Kingdom (continued)
Travis Perkins PLC	80,189	$2,100,619
Unilever PLC	428,601	19,326,779
United Utilities Group PLC	224,649	2,973,694
Vodafone Group PLC	8,867,621	28,178,218
Weir Group PLC	66,025	1,049,071
Whitbread PLC	60,792	3,450,928
William Hill PLC	310,555	1,452,990
WM Morrison Supermarkets PLC	708,404	2,017,443
Wolseley PLC	85,214	4,810,250
Worldpay Group PLC (b)(d)	351,148	1,383,438
WPP PLC	432,357	10,063,323

		677,673,265
Total Common Stocks — 97.2%		3,951,288,290

Preferred Securities
Preferred Stocks
Germany — 0.3%
Henkel AG & Co. KGaA Preference Shares, 0.00%	58,499	6,435,332
Volkswagen AG, Preference Shares, 0.00%	62,031	7,873,426
Total Preferred Securities — 0.3%		14,308,758
Total Long-Term Investments (Cost — $4,157,434,382) — 97.5%		3,965,597,048

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.37% (e)(f)	8,102,038	$8,102,038

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.55% (e)(f)(g)	$6,227	6,227,191
Total Short-Term Securities (Cost — $14,329,229) — 0.4%		14,329,229
Total Investments (Cost — $4,171,763,611*) — 97.9%		3,979,926,277
Other Assets Less Liabilities — 2.1%		84,381,823

Net Assets — 100.0%		$4,064,308,100

* As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$4,165,843,571

Gross unrealized appreciation	$198,622,709
Gross unrealized depreciation	(384,540,003)

Net unrealized depreciation	$(185,917,294)

BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2016	11

Schedule of Investments (continued)	Master International Index Series

Notes to Schedule of Investments

(a)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Current yield as of period end.

(f)	During the period ended March 31, 2016, investments in issuers considered to be affiliates of the Series for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2015	Net Activity		Shares/Beneficial Interest Held at March 31, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	3,032,475	5,069,563	[1]	8,102,038	$23,111
BlackRock Liquidity Series, LLC, Money Market Series	$5,230,513	$996,678	[1]	$6,227,191	$171,914	[2]
Total				$14,329,229	$195,025

[1]    Represents net shares/beneficial interest purchased.

[2]    Represents securities lending income earned from reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

(g)	Security was purchased with the cash collateral from loaned securities. The Series may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Portfolio Abbreviations

ADR	American Depositary Receipts
CLP	Chilean Peso
CVA	Certificaten Van Aandelen (Dutch Certificate)
FTSE	Financial Times Stock Exchange
NOK	Norwegian Krone
REIT	Real Estate Investment Trust

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
1,094	Euro Stoxx 50 Index	June 2016	$36,486,916	$(441,489)
313	FTSE 100 Index	June 2016	$27,480,747	29,937
327	Nikkei 225 Index	June 2016	$24,369,919	(145,265)
129	SPI 200 Index	June 2016	$12,523,782	(34,891)
Total				$(591,708)

12	BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2016

Schedule of Investments (continued)	Master International Index Series

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Series has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Series’ policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about Series’ policy regarding valuation of investments, refer to the Series’ most recent financial statements as contained in its annual report.

The following tables summarize the Series’ investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Australia	—	$281,726,744	$9	$281,726,753
Austria	—	7,418,721	—	7,418,721
Belgium	—	57,584,800	—	57,584,800
Denmark	—	78,926,378	—	78,926,378
Finland	—	39,833,691	—	39,833,691
France	—	394,067,279	—	394,067,279
Germany	—	348,674,749	—	348,674,749
Hong Kong	$1,730,436	130,226,732	—	131,957,168
Ireland	—	38,351,400	—	38,351,400
Israel	3,369,154	24,788,093	—	28,157,247
Italy	1,739,915	80,497,054	—	82,236,969
Japan	—	893,237,871	—	893,237,871
Luxembourg	—	1,177,473	—	1,177,473
Netherlands	4,649,819	179,652,370	—	184,302,189
New Zealand	—	7,218,334	—	7,218,334
Norway	—	23,363,278	—	23,363,278
Portugal	—	6,278,743	—	6,278,743
Singapore	—	54,414,179	—	54,414,179
Spain	—	123,329,159	—	123,329,159
Sweden	—	116,972,913	—	116,972,913
Switzerland	—	372,823,701	—	372,823,701

BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2016	13

Schedule of Investments (concluded)	Master International Index Series

	Level 1	Level 2	Level 3	Total
Assets (concluded):
United Arab Emirates	—	1,562,030	—	1,562,030
United Kingdom	—	677,673,265	—	677,673,265
Preferred Stocks	—	14,308,758	—	14,308,758
Short-Term Securities	8,102,038	6,227,191	—	14,329,229

Total	$19,591,362	$3,960,334,906	$9	$3,979,926,277

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$29,937	—	—	$29,937
Liabilities:
Equity contracts	(621,645)	—	—	(621,645)

Total	$(591,708)	—	—	$(591,708)

[1] Derivative financial instruments are futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Series may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$5,919,482	—	—	$5,919,482
Foreign currency at value	70,997,027	—	—	70,997,027
Liabilities:
Bank overdraft	—	$(2,309)	—	(2,309)
Collateral on securities loaned at value	—	(6,227,191)	—	(6,227,191)

Total	$76,916,509	$(6,229,500)	—	$70,687,009

During the period ended March 31, 2016, there were no transfers between levels.

14	BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2016

Schedule of Investments March 31, 2016 (Unaudited)	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Advertising Agencies — 0.2%
Harte-Hanks, Inc.	16,199	$40,984
Marchex, Inc., Class B	9,758	43,423
Marin Software, Inc. (a)	8,021	24,223
Marketo, Inc. (a)	11,637	227,736
MDC Partners, Inc., Class A	13,475	318,010
National CineMedia, Inc.	19,029	289,431
QuinStreet, Inc. (a)	8,943	30,585
Sizmek, Inc. (a)	5,617	16,289
TubeMogul, Inc. (a)(b)	4,953	64,092
Viad Corp.	6,279	183,096

		1,237,869
Aerospace — 1.2%
AAR Corp.	10,898	253,597
Aerojet Rocketdyne Holdings, Inc. (a)	19,161	313,857
Aerovironment, Inc. (a)	6,066	171,789
Astronics Corp. (a)	6,828	260,488
Cubic Corp.	6,673	266,653
Curtiss-Wright Corp.	13,799	1,044,170
Ducommun, Inc. (a)	3,273	49,913
Esterline Technologies Corp. (a)	9,028	578,424
HEICO Corp.	5,848	351,640
HEICO Corp., Class A	12,194	580,434
Kaman Corp.	8,311	354,797
KLX, Inc. (a)	16,206	520,861
Kratos Defense & Security Solutions, Inc. (a)	13,304	65,855
Moog, Inc., Class A (a)	11,223	512,667
Teledyne Technologies, Inc. (a)	10,784	950,502

		6,275,647
Agriculture, Fishing & Ranching — 0.5%
Alico, Inc.	1,015	28,024
The Andersons, Inc.	8,527	267,833
Arcadia Biosciences, Inc. (a)(b)	2,050	5,699
Cal-Maine Foods, Inc. (b)	9,527	494,547
Calavo Growers, Inc.	4,532	258,596
Fresh Del Monte Produce, Inc.	10,164	427,599
Limoneira Co. (b)	3,794	57,669
Sanderson Farms, Inc.	6,842	617,011
Seaboard Corp. (a)	80	240,241

		2,397,219
Air Transport — 0.6%
Air Transport Services Group, Inc. (a)	16,461	253,170
Allegiant Travel Co.	4,080	726,485
Atlas Air Worldwide Holdings, Inc. (a)	7,659	323,746
Bristow Group, Inc.	10,455	197,809
Era Group, Inc. (a)	5,961	55,914
Hawaiian Holdings, Inc. (a)	14,510	684,727

Common Stocks	Shares	Value
Air Transport (continued)
PHI, Inc. (a)	3,559	$67,229
SkyWest, Inc.	15,782	315,482
Virgin America, Inc. (a)	7,735	298,262

		2,922,824
Alternative Energy — 0.1%
Abengoa Yield PLC (b)	15,263	271,376
Ameresco, Inc., Class A (a)	6,023	28,730
EnerNOC, Inc. (a)	7,820	58,494
Green Brick Partners, Inc. (a)	7,300	55,407
Green Plains, Inc.	11,916	190,179
REX American Resources Corp. (a)	1,792	99,402
Solazyme, Inc. (a)(b)	27,155	55,125
TerraForm Global, Inc., Class A (a)	11,843	28,186
Vivint Solar, Inc. (a)(b)	6,117	16,210

		803,109
Aluminum — 0.1%
Century Aluminum Co. (a)	14,345	101,132
Kaiser Aluminum Corp.	5,246	443,497

		544,629
Asset Management & Custodian — 0.4%
Arlington Asset Investment Corp.	4,608	57,738
Ashford, Inc. (a)	279	12,720
Calamos Asset Management, Inc., Class A	5,508	46,763
Cohen & Steers, Inc.	6,386	248,543
Cowen Group, Inc., Class A (a)	34,927	133,072
Diamond Hill Investment Group, Inc.	922	163,526
Fifth Street Asset Management, Inc.	1,579	4,832
Financial Engines, Inc.	15,910	500,051
GAMCO Investors, Inc., Class A	2,132	79,012
KCG Holdings, Inc., Class A (a)	10,578	126,407
Medley Management, Inc.	1,457	8,014
OM Asset Management PLC	8,024	107,120
Oppenheimer Holdings, Inc., Class A	3,430	54,125
Pzena Investment Management, Inc., Class A	3,473	26,221
Resource America, Inc., Class A	3,876	22,365
Virtus Investment Partners, Inc.	2,142	167,312
Westwood Holdings Group, Inc.	2,436	142,871
WisdomTree Investments, Inc.	34,930	399,250
ZAIS Group Holdings, Inc. (a)(b)	936	4,549

		2,304,491
Auto Parts — 0.8%
American Axle & Manufacturing Holdings, Inc. (a)	23,206	357,140
Dana Holding Corp.	46,677	657,679

BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2016	1

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Auto Parts (continued)
Dorman Products, Inc. (a)	8,132	$442,543
Federal-Mogul Corp. (a)	8,875	87,685
Fenix Parts, Inc. (a)	3,696	17,002
Fox Factory Holding Corp. (a)	4,788	75,698
Gentherm, Inc. (a)	10,930	454,579
Horizon Global Corp. (a)	5,084	63,957
Meritor, Inc. (a)	28,328	228,324
Metaldyne Performance Group, Inc.	3,899	65,542
Standard Motor Products, Inc.	6,104	211,504
Stoneridge, Inc. (a)	8,676	126,322
Superior Industries International, Inc.	7,152	157,916
Tenneco, Inc. (a)	17,627	907,967
Tower International, Inc.	6,505	176,936

		4,030,794
Auto Services — 0.1%
Cooper Tire & Rubber Co.	17,495	647,665
Back Office Support, HR & Consulting — 1.9%
6D Global Technologies, Inc. (a)	2,955	886
Advisory Board Co. (a)	13,057	421,088
Angie’s List, Inc. (a)	13,495	108,905
Arrowhead Research Corp. (a)(b)	16,998	81,930
Barrett Business Services, Inc.	2,283	65,636
CBIZ, Inc. (a)	15,128	152,641
CDI Corp.	3,467	21,773
CEB, Inc.	10,309	667,302
Convergys Corp.	30,297	841,348
CRA International, Inc. (a)	2,868	56,328
DHI Group, Inc. (a)	12,569	101,432
ExlService Holdings, Inc. (a)	10,222	529,500
Forrester Research, Inc.	3,259	109,535
FTI Consulting, Inc. (a)	12,815	455,061
GP Strategies Corp. (a)	4,216	115,518
Hackett Group, Inc.	7,558	114,277
Heidrick & Struggles International, Inc.	5,629	133,407
Huron Consulting Group, Inc. (a)	6,800	395,692
ICF International, Inc. (a)	6,090	209,313
Insperity, Inc.	4,955	256,322
Kelly Services, Inc., Class A	9,164	175,216
Kforce, Inc.	7,614	149,082
Korn/Ferry International	15,372	434,874
Liquidity Services, Inc. (a)	7,008	36,301
MAXIMUS, Inc.	20,143	1,060,327
Monster Worldwide, Inc. (a)	27,458	89,513
Navigant Consulting, Inc. (a)	15,096	238,668
NV5 Global Inc. (a)	1,421	38,125
On Assignment, Inc. (a)	15,759	581,822
Patriot National, Inc. (a)(b)	2,171	16,717
Paylocity Holding Corp. (a)	4,742	155,253

Common Stocks	Shares	Value
Back Office Support, HR & Consulting (continued)
PFSweb, Inc. (a)	3,625	$47,560
Resources Connection, Inc.	11,796	183,546
RPX Corp. (a)	16,929	190,621
ServiceSource International, Inc. (a)	16,966	72,275
Sykes Enterprises, Inc. (a)	12,004	362,281
TeleTech Holdings, Inc.	5,131	142,437
TriNet Group, Inc. (a)	12,252	175,816
TrueBlue, Inc. (a)	12,819	335,217
Volt Information Sciences, Inc. (a)	2,461	18,531
WageWorks, Inc. (a)	10,906	551,953

		9,894,029
Banks: Diversified — 8.5%
1st Source Corp.	4,936	157,162
Access National Corp.	2,401	47,612
Allegiance Bancshares, Inc. (a)	933	17,139
Ambac Financial Group, Inc. (a)	11,687	184,655
American National Bankshares, Inc.	2,434	61,653
Ameris Bancorp	9,805	290,032
Ames National Corp.	2,643	65,441
Anchor BanCorp Wisconsin, Inc. (a)	2,445	110,172
Arrow Financial Corp.	3,553	94,403
Bancfirst Corp.	2,215	126,321
Banco Latinoamericano de Comercio Exterior SA	9,431	228,419
Bancorp, Inc. (a)	9,937	56,840
BancorpSouth, Inc.	29,375	625,981
Bank of Marin Bancorp	1,894	93,223
Bank of the Ozarks, Inc.	23,649	992,549
Banner Corp.	6,403	269,182
Bar Harbor Bankshares	1,869	62,088
BBCN Bancorp, Inc.	24,223	367,947
BBX Capital Corp., Class A (a)	541	8,634
Beneficial Bancorp, Inc. (a)	25,231	345,412
BNC Bancorp	9,219	194,705
Boston Private Financial Holdings, Inc.	25,561	292,673
Bridge Bancorp, Inc.	4,557	138,852
Bryn Mawr Bank Corp.	5,519	142,004
Camden National Corp.	2,377	99,834
Capital City Bank Group, Inc.	3,482	50,802
Capitol Federal Financial, Inc.	42,738	566,706
Cardinal Financial Corp.	9,827	199,979
Cascade Bancorp (a)	9,764	55,752
Cathay General Bancorp	24,269	687,541
Centerstate Banks, Inc.	13,867	206,480
Central Pacific Financial Corp.	7,197	156,679
Century Bancorp, Inc., Class A	976	37,976
Charter Financial Corp.	4,828	65,178
Chemical Financial Corp.	10,249	365,787
Citizens & Northern Corp.	3,501	69,600

2	BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2016

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Banks: Diversified (continued)
City Holding Co.	4,555	$217,638
CNB Financial Corp.	4,605	81,002
CoBiz Financial, Inc.	11,106	131,273
Columbia Banking System, Inc.	17,533	524,587
Community Bank System, Inc.	12,982	496,042
Community Trust Bancorp, Inc.	4,773	168,582
CommunityOne Bancorp (a)	3,592	47,702
ConnectOne Bancorp, Inc.	9,148	149,570
CU Bancorp (a)	5,245	111,037
Customers Bancorp, Inc. (a)	8,390	198,256
CVB Financial Corp.	32,276	563,216
Eagle Bancorp, Inc. (a)	9,076	435,648
Enterprise Bancorp, Inc.	1,963	51,509
Enterprise Financial Services Corp.	6,019	162,754
Equity Bancshares, Inc., Class A (a)	753	15,813
EverBank Financial Corp.	29,589	446,498
Farmers Capital Bank Corp.	2,385	63,012
Fidelity Southern Corp.	5,562	89,214
Financial Institutions, Inc.	4,361	126,774
First Bancorp, Inc.	3,341	65,183
First Bancorp, North Carolina	6,168	116,267
First BanCorp, Puerto Rico (a)	36,634	106,971
First Busey Corp.	7,390	151,347
First Business Financial Services, Inc.	2,771	63,539
First Citizens BancShares, Inc., Class A	2,338	587,002
First Commonwealth Financial Corp.	27,684	245,280
First Community Bancshares, Inc.	5,321	105,569
First Connecticut Bancorp, Inc.	5,101	81,412
First Financial Bancorp	18,843	342,566
First Financial Bankshares, Inc. (b)	19,503	576,899
First Financial Corp.	3,424	117,135
First Interstate Bancsystem, Inc.	5,980	168,217
First Merchants Corp.	12,321	290,406
First Midwest Bancorp, Inc.	23,741	427,813
First NBC Bank Holding Co. (a)	4,786	98,544
First of Long Island Corp.	3,871	110,324
FirstMerit Corp.	50,403	1,060,983
Flagstar Bancorp, Inc. (a)	6,336	135,971
FNB Corp.	61,729	803,094
Franklin Financial Network, Inc. (a)	1,490	40,230
Fulton Financial Corp.	53,641	717,717
German American Bancorp, Inc.	5,102	164,284
Glacier Bancorp, Inc.	22,962	583,694
Great Western Bancorp, Inc.	12,492	340,657
Guaranty Bancorp	4,139	63,989
Hampton Roads Bankshares, Inc. (a)	7,743	13,705
Hancock Holding Co.	23,753	545,369
Hanmi Financial Corp.	9,627	211,987
Heartland Financial USA, Inc.	5,628	173,286

Common Stocks	Shares	Value
Banks: Diversified (continued)
Heritage Commerce Corp.	6,946	$69,529
Heritage Oaks Bancorp	6,775	52,777
Home BancShares, Inc.	17,302	708,517
Horizon Bancorp	3,302	81,625
Iberiabank Corp.	11,648	597,193
Independent Bank Corp./MA	7,932	364,555
Independent Bank Corp./MI	7,052	102,607
Independent Bank Group, Inc.	2,800	76,720
International Bancshares Corp.	16,465	406,027
Janus Capital Group, Inc.	44,919	657,165
Lakeland Bancorp, Inc.	11,673	118,481
Lakeland Financial Corp.	5,160	236,225
Live Oak Bancshares, Inc.	1,603	24,045
MainSource Financial Group, Inc.	6,656	140,375
MB Financial, Inc.	22,836	741,028
Mercantile Bank Corp.	5,162	115,732
Merchants Bancshares, Inc.	1,648	49,012
National Bank Holdings Corp., Class A	9,267	188,954
National Bankshares, Inc.	2,057	70,596
National Commerce Corp. (a)(b)	2,015	47,574
National Penn Bancshares, Inc.	42,557	486,914
NBT Bancorp, Inc.	13,401	361,157
OFG Bancorp	14,429	100,859
Old National Bancorp	35,671	434,830
Old Second Bancorp, Inc. (a)	8,595	61,626
Opus Bank	3,246	110,364
Pacific Continental Corp.	5,570	89,844
Pacific Premier Bancorp, Inc. (a)	8,385	179,187
Park National Corp.	3,960	356,400
Park Sterling Corp.	15,401	102,725
Peapack Gladstone Financial Corp.	5,597	94,589
Penns Woods Bancorp, Inc.	1,362	52,491
People’s Utah Bancorp	767	12,142
Peoples Bancorp, Inc.	5,823	113,781
Peoples Financial Services Corp.	2,151	80,017
Pinnacle Financial Partners, Inc.	10,860	532,792
Preferred Bank	3,634	109,929
PrivateBancorp, Inc.	23,891	922,193
Prosperity Bancshares, Inc.	21,325	989,267
Provident Financial Services, Inc.	19,933	402,447
QCR Holdings, Inc.	3,373	80,446
Renasant Corp.	12,195	401,337
Republic Bancorp, Inc., Class A	2,862	73,925
S&T Bancorp, Inc.	10,600	273,056
Sandy Spring Bancorp, Inc.	7,539	209,810
Seacoast Banking Corp. of Florida (a)	7,348	116,025
ServisFirst Bancshares, Inc.	6,773	300,721
Sierra Bancorp	3,656	66,356
Simmons First National Corp., Class A	9,077	409,100
South State Corp.	7,343	471,641

BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2016	3

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Banks: Diversified (continued)
Southside Bancshares, Inc.	7,795	$203,216
Southwest Bancorp, Inc.	5,505	82,850
State Bank Financial Corp.	10,918	215,740
Stock Yards Bancorp, Inc.	4,492	173,077
Stonegate Bank	3,429	102,733
Suffolk Bancorp	3,754	94,751
Talmer Bancorp, Inc., Class A	15,629	282,729
Texas Capital Bancshares, Inc. (a)	13,976	536,399
Tompkins Financial Corp.	4,599	294,336
TowneBank	13,841	265,609
Trico Bancshares	6,860	173,695
Tristate Capital Holdings, Inc. (a)	6,845	86,247
Triumph Bancorp, Inc. (a)	4,289	67,895
TrustCo Bank Corp. NY	28,838	174,758
Trustmark Corp.	20,572	473,773
UMB Financial Corp.	11,972	618,114
Umpqua Holdings Corp.	67,142	1,064,872
Union Bankshares Corp.	13,736	338,318
United Bankshares, Inc.	21,123	775,214
United Community Banks, Inc.	16,407	303,037
United Community Financial Corp.	15,756	92,488
Univest Corp. of Pennsylvania	6,099	118,991
Valley National Bancorp	70,802	675,451
Washington Trust Bancorp, Inc.	4,490	167,567
Webster Financial Corp.	27,606	991,055
WesBanco, Inc.	11,704	347,726
West BanCorp., Inc.	5,052	92,098
Westamerica BanCorp	7,790	379,451
Western Alliance Bancorp (a)	26,111	871,585
Wilshire Bancorp, Inc.	21,854	225,096
Wintrust Financial Corp.	14,431	639,871
Yadkin Financial Corp.	13,692	324,090

		44,222,520
Banks: Savings, Thrift & Mortgage Lending — 1.6%
Apollo Residential Mortgage, Inc.	8,189	109,896
Astoria Financial Corp.	27,391	433,873
Banc of California, Inc.	14,059	246,033
Bank Mutual Corp.	14,606	110,567
BankFinancial Corp.	5,306	62,717
Bear State Financial, Inc. (a)(b)	4,402	40,807
Berkshire Hills Bancorp, Inc.	9,150	246,044
BofI Holding, Inc. (a)	18,739	399,890
Brookline Bancorp, Inc.	21,724	239,181
BSB Bancorp, Inc. (a)	2,358	52,984
Clifton Bancorp, Inc.	7,973	120,552
Dime Community Bancshares, Inc.	9,519	167,725
First Defiance Financial Corp.	2,866	110,083
Flushing Financial Corp.	8,936	193,196
Fox Chase Bancorp, Inc.	3,648	70,479
Great Southern Bancorp, Inc.	3,194	118,593
Heritage Financial Corp.	9,281	163,067
Hingham Institution for Savings	378	45,024

Common Stocks	Shares	Value
Banks: Savings, Thrift & Mortgage Lending (continued)
HomeStreet, Inc. (a)	7,912	$164,649
Investors Bancorp, Inc.	101,706	1,183,858
Kearny Financial Corp.	28,520	352,222
Ladder Capital Corp.	13,761	171,324
LegacyTexas Financial Group, Inc.	14,529	285,495
Meridian Bancorp, Inc.	16,946	235,888
Northfield Bancorp, Inc.	14,316	235,355
Northwest Bancshares, Inc.	30,832	416,540
OceanFirst Financial Corp.	3,828	67,679
Ocwen Financial Corp. (a)	33,234	82,088
Oritani Financial Corp.	13,582	230,487
Sterling Bancorp	36,505	581,525
Territorial Bancorp, Inc.	2,476	64,525
United Financial Bancorp, Inc.	15,244	191,922
Washington Federal, Inc.	28,811	652,569
Waterstone Financial, Inc.	8,272	113,161
WSFS Financial Corp.	9,328	303,347

		8,263,345
Beverage: Brewers & Distillers — 0.1%
Boston Beer Co., Inc., Class A (a)	2,795	517,271
Castle Brands, Inc. (a)	16,936	15,921
Craft Brew Alliance, Inc. (a)	2,469	20,320

		553,512
Beverage: Soft Drinks — 0.1%
Coca-Cola Bottling Co. Consolidated	1,420	226,859
Farmer Bros Co. (a)	2,219	61,844
National Beverage Corp. (a)	3,385	143,253

		431,956
Biotechnology — 3.9%
Acceleron Pharma, Inc. (a)	7,564	199,614
Acorda Therapeutics, Inc. (a)	13,134	347,394
Aduro Biotech, Inc. (a)	2,354	30,155
Advaxis, Inc. (a)(b)	8,799	79,455
Aegerion Pharmaceuticals, Inc. (a)	7,410	27,417
Affimed NV (a)	4,142	15,491
Agenus, Inc. (a)	21,785	90,626
Aimmune Therapeutics, Inc. (a)	3,221	43,677
Akebia Therapeutics, Inc. (a)	10,227	92,145
Albany Molecular Research, Inc. (a)	7,835	119,797
Alder Biopharmaceuticals, Inc. (a)	6,907	169,152
Alimera Sciences, Inc. (a)(b)	8,134	14,235
AMAG Pharmaceuticals, Inc. (a)	10,590	247,806
Amicus Therapeutics, Inc. (a)	35,663	301,352
ANI Pharmaceuticals, Inc. (a)	2,503	84,251
Anthera Pharmaceuticals, Inc. (a)	11,872	42,977
Applied Genetic Technologies Corp. (a)	2,636	36,851
Ardelyx, Inc. (a)	7,109	55,237
Arena Pharmaceuticals, Inc. (a)	75,645	149,021

4	BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2016

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Biotechnology (continued)
Ariad Pharmaceuticals, Inc. (a)	51,492	$329,034
Array BioPharma, Inc. (a)	44,254	130,549
Assembly Biosciences, Inc. (a)	3,701	18,579
Asterias Biotherapeutics, Inc. (a)(b)	2,796	13,141
Atara Biotherapeutics, Inc. (a)	5,272	100,326
aTyr Pharma, Inc. (a)	1,638	6,454
Avalanche Biotechnologies, Inc. (a)	5,136	26,553
Avexis, Inc. (a)	1,679	45,736
Axovant Sciences Ltd. (a)	3,974	45,622
Bellicum Pharmaceuticals, Inc. (a)	2,496	23,338
BioCryst Pharmaceuticals, Inc. (a)	20,382	57,681
BioDelivery Sciences International, Inc. (a)(b)	13,793	44,551
BioTelemetry, Inc. (a)	8,483	99,081
Biotime, Inc. (a)(b)	16,210	46,523
Blueprint Medicines Corp. (a)	2,709	48,897
Calithera Biosciences, Inc. (a)(b)	3,003	17,057
Carbylan Therapeutics, Inc. (a)	3,276	2,107
Catabasis Pharmaceuticals, Inc. (a)(b)	1,496	7,540
Catalyst Pharmaceutical, Inc. (a)	22,428	26,241
Celldex Therapeutics, Inc. (a)	30,340	114,685
Cellular Biomedicine Group, Inc. (a)(b)	3,167	59,065
Cepheid, Inc. (a)	21,976	733,119
ChemoCentryx, Inc. (a)	7,164	17,838
Chiasma, Inc. (a)	2,122	19,438
Cidara Therapeutics, Inc. (a)	1,291	16,396
Clovis Oncology, Inc. (a)	8,262	158,630
Coherus Biosciences, Inc. (a)	7,122	151,200
Collegium Pharmaceutical, Inc. (a)	2,176	39,494
Corium International, Inc. (a)	2,673	10,318
CTI BioPharma Corp. (a)	65,879	35,008
Curis, Inc. (a)	31,090	50,055
Cytokinetics, Inc. (a)	11,133	78,488
CytomX Therapeutics, Inc. (a)(b)	2,176	28,070
CytRx Corp. (a)(b)	21,346	57,207
Dermira, Inc. (a)	4,801	99,285
Dimension Therapeutics, Inc. (a)	1,747	13,679
Dyax Corp.	39,009	43,300
Dynavax Technologies Corp. (a)	11,365	218,663
Edge Therapeutics, Inc. (a)	2,431	22,244
Editas Medicine, Inc. (a)	2,294	79,235
Emergent Biosolutions, Inc. (a)	9,318	338,709
Epizyme, Inc. (a)	12,566	152,300
Exact Sciences Corp. (a)	28,778	193,964
Exelixis, Inc. (a)	69,179	276,716
Fibrocell Science, Inc. (a)	6,483	16,208
FibroGen, Inc. (a)	14,724	313,474
Five Prime Therapeutics, Inc. (a)	6,937	281,850
Flex Pharma, Inc. (a)	1,538	16,872
Foundation Medicine, Inc. (a)	3,438	62,503
Galena Biopharma, Inc. (a)(b)	59,179	80,483

Common Stocks	Shares	Value
Biotechnology (continued)
GenMark Diagnostics, Inc. (a)	12,148	$64,020
Genocea Biosciences, Inc. (a)	5,405	41,835
Genomic Health, Inc. (a)	5,322	131,826
Geron Corp. (a)	48,874	142,712
Global Blood Therapeutics, Inc. (a)	2,041	32,370
Halozyme Therapeutics, Inc. (a)	32,661	309,300
Harvard Bioscience, Inc. (a)	8,167	24,664
Heron Therapeutics, Inc. (a)(b)	8,613	163,561
Idera Pharmaceuticals, Inc. (a)(b)	24,295	48,104
Ignyta, Inc. (a)	6,094	41,256
ImmunoGen, Inc. (a)	26,657	227,118
Immunomedics, Inc. (a)	28,097	70,243
INC Research Holdings, Inc., Class A (a)	3,919	161,502
Inovio Pharmaceuticals, Inc. (a)(b)	22,177	193,162
Insmed, Inc. (a)	18,960	240,223
Insys Therapeutics, Inc. (a)(b)	7,275	116,327
Invitae Corp., (Acquired 10/08/14, cost $25,135,944) cost $28,390,380) (Acquired 10/08/14, cost (a)(b)	2,050	20,972
Karyopharm Therapeutics, Inc. (a)(b)	6,525	58,203
Keryx Biopharmaceuticals, Inc. (a)(b)	31,370	146,498
Lexicon Pharmaceuticals, Inc. (a)	12,868	153,773
Ligand Pharmaceuticals, Inc., Class B (a)	5,361	574,110
Lion Biotechnologies, Inc. (a)	12,679	64,409
Loxo Oncology, Inc. (a)	3,019	82,539
MacroGenics, Inc. (a)	9,352	175,350
MannKind Corp. (a)(b)	78,883	127,002
Medgenics, Inc. (a)	6,366	28,010
Merrimack Pharmaceuticals, Inc. (a)(b)	34,424	288,129
Mirati Therapeutics, Inc. (a)	3,599	77,019
Momenta Pharmaceuticals, Inc. (a)	16,762	154,881
Myriad Genetics, Inc. (a)	21,212	793,965
NantKwest, Inc. (a)(b)	1,999	16,432
Natera, Inc. (a)	3,124	29,740
Nektar Therapeutics (a)	40,339	554,661
Neos Therapeutics, Inc. (a)	1,807	19,498
Neurocrine Biosciences, Inc. (a)	26,066	1,030,910
NewLink Genetics Corp. (a)	6,469	117,736
Nivalis Therapeutics, Inc. (a)	782	3,261
Northwest Biotherapeutics, Inc. (a)(b)	12,131	17,711
Novavax, Inc. (a)	82,203	424,167
Omeros Corp. (a)(b)	11,718	179,754
Oncocyte Corp. (a)(b)	810	3,734
OncoMed Pharmaceuticals, Inc. (a)	4,762	48,144
Oncothyreon, Inc. (a)	24,419	31,012
Ophthotech Corp. (a)	7,266	307,134

BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2016	5

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Biotechnology (continued)
Orexigen Therapeutics, Inc. (a)(b)	29,563	$16,635
Organovo Holdings, Inc. (a)(b)	19,926	43,239
Osiris Therapeutics, Inc. (a)	5,696	32,524
Pacific Biosciences of California, Inc. (a)	21,657	184,085
PDL BioPharma, Inc.	51,375	171,079
Penumbra, Inc. (a)	1,314	60,444
Peregrine Pharmaceuticals, Inc. (a)	73,114	30,744
Pfenex, Inc. (a)	5,465	53,721
PRA Health Sciences, Inc. (a)	6,044	258,441
Progenics Pharmaceuticals, Inc. (a)	21,791	95,009
Proteon Therapeutics, Inc. (a)	1,991	15,410
Prothena Corp. PLC (a)	10,328	425,101
PTC Therapeutics, Inc. (a)	9,975	64,239
RadNet, Inc. (a)	10,095	48,759
Raptor Pharmaceutical Corp. (a)	25,238	116,095
REGENXBIO, Inc. (a)	2,058	22,226
Regulus Therapeutics, Inc. (a)	8,270	57,311
Repligen Corp. (a)	10,093	270,694
Retrophin, Inc. (a)	10,795	147,460
Rigel Pharmaceuticals, Inc. (a)	25,489	53,017
Rockwell Medical, Inc. (a)(b)	15,610	117,231
RTI Surgical, Inc. (a)	18,144	72,576
Sage Therapeutics, Inc. (a)	4,628	148,374
Sangamo Biosciences, Inc. (a)	21,789	131,823
Sarepta Therapeutics, Inc. (a)(b)	13,747	268,341
Sequenom, Inc. (a)(b)	34,487	48,627
Seres Therapeutics, Inc. (a)(b)	2,795	74,235
Sorrento Therapeutics, Inc. (a)(b)	8,343	44,885
Spark Therapeutics, Inc. (a)(b)	2,788	82,274
Stemline Therapeutics, Inc. (a)	4,228	19,702
Sucampo Pharmaceuticals, Inc., Class A (a)	7,730	84,489
Synergy Pharmaceuticals, Inc. (a)	30,381	83,852
Synta Pharmaceuticals Corp. (a)	22,169	5,321
TESARO, Inc. (a)	7,192	316,664
Threshold Pharmaceuticals, Inc. (a)	16,229	7,465
Tobira Therapeutics, Inc. (a)(b)	665	5,440
Tokai Pharmaceuticals, Inc. (a)(b)	2,533	14,210
Trevena, Inc. (a)	9,919	82,030
Trovagene, Inc. (a)(b)	8,835	41,083
Vanda Pharmaceuticals, Inc. (a)	13,084	109,382
Veracyte, Inc. (a)	3,684	19,894
Verastem, Inc. (a)	8,066	12,744
Versartis, Inc. (a)	6,472	51,905
Vitae Pharmaceuticals, Inc. (a)	3,723	24,684
Vital Therapies, Inc. (a)(b)	6,044	54,819
vTv Therapeutics, Inc., Class A (a)	1,667	8,602
West Pharmaceutical Services, Inc.	21,879	1,516,652
XBiotech, Inc. (a)(b)	1,087	10,272
Xencor, Inc. (a)	8,839	118,619
XOMA Corp. (a)(b)	24,787	19,160

Common Stocks	Shares	Value
Biotechnology (continued)
ZIOPHARM Oncology, Inc. (a)(b)	35,247	$261,533

		20,574,257
Building Materials — 0.8%
Builders FirstSource, Inc. (a)	15,140	170,628
Continental Building Products, Inc. (a)	9,713	180,273
Gibraltar Industries, Inc. (a)	9,495	271,557
Griffon Corp.	9,873	152,538
Headwaters, Inc. (a)	22,536	447,114
Louisiana-Pacific Corp. (a)	43,465	744,121
LSI Industries, Inc.	6,138	72,121
Masonite International Corp. (a)	9,244	605,482
NCI Building Systems, Inc. (a)	8,640	122,688
Patrick Industries, Inc. (a)	3,814	173,117
PGT, Inc. (a)	14,627	143,930
Quanex Building Products Corp.	10,384	180,266
Simpson Manufacturing Co., Inc.	12,824	489,492
Summit Materials, Inc., Class A (a)	9,784	190,299
Trex Co., Inc. (a)	9,249	443,305

		4,386,931
Building: Climate Control — 0.2%
AAON, Inc.	12,468	349,104
Comfort Systems USA, Inc.	11,341	360,304
Nortek, Inc. (a)	3,001	144,918

		854,326
Building: Roofing, Wallboard & Plumbing — 0.1%
Beacon Roofing Supply, Inc. (a)	15,073	618,144
Casinos & Gambling — 0.4%
Boyd Gaming Corp. (a)	24,712	510,550
Caesars Acquisition Co., Class A (a)	15,337	93,862
Caesars Entertainment Corp. (a)(b)	17,275	117,470
Eldorado Resorts, Inc. (a)	9,315	106,564
Isle of Capri Casinos, Inc. (a)	7,162	100,268
Monarch Casino & Resort, Inc. (a)	3,249	63,225
Penn National Gaming, Inc. (a)	25,091	418,769
Pinnacle Entertainment, Inc. (a)	12,392	434,959
Scientific Games Corp., Class A (a)	15,779	148,796

		1,994,463
Cement — 0.1%
US Concrete, Inc. (a)	4,493	267,693
Chemicals: Diversified — 1.0%
Aceto Corp.	9,022	212,558
American Vanguard Corp.	8,882	140,158
Axiall Corp.	21,490	469,342
Chemtura Corp. (a)	20,393	538,375
Hawkins, Inc.	3,306	119,314
Innophos Holdings, Inc.	6,059	187,284
KMG Chemicals, Inc.	2,804	64,688

6	BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2016

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Chemicals: Diversified (continued)
Landec Corp. (a)	8,427	$88,484
LSB Industries, Inc. (a)	6,776	86,394
Olin Corp.	50,282	873,398
OMNOVA Solutions, Inc. (a)	13,586	75,538
PolyOne Corp.	27,145	821,136
Rayonier Advanced Materials, Inc.	12,992	123,424
Sensient Technologies Corp.	14,259	904,876
Tronox Ltd., Class A	18,299	116,931
Univar, Inc. (a)	12,318	211,623

		5,033,523
Chemicals: Specialty — 0.4%
Balchem Corp.	9,479	587,888
Calgon Carbon Corp.	16,157	226,521
FutureFuel Corp.	7,680	90,547
Innospec, Inc.	7,339	318,219
Kraton Performance Polymers, Inc. (a)	9,627	166,547
Quaker Chemical Corp.	4,047	343,429
Stepan Co.	5,848	323,336
Valhi, Inc.	4,346	5,128

		2,061,615
Coal — 0.0%
Cloud Peak Energy, Inc. (a)	15,743	30,699
Hallador Energy Co.	2,694	12,312
Peabody Energy Corp. (b)	4,737	10,990
Westmoreland Coal Co. (a)(b)	6,212	44,788

		98,789
Commercial Banks — 0.1%
Blue Hills Bancorp, Inc.	8,707	119,025
C1 Financial, Inc. (a)	1,998	48,352
Green Bancorp, Inc. (a)	4,218	31,930
HomeTrust Bancshares, Inc. (a)	6,098	111,776
Sun Bancorp, Inc. (a)	3,056	63,290

		374,373
Commercial Finance & Mortgage Companies — 0.2%
Capital Bank Financial Corp., Class A	6,367	196,422
Federal Agricultural Mortgage Corp., Class C	3,329	125,603
Impac Mortgage Holdings, Inc. (a)(b)	2,612	36,229
Meta Financial Group, Inc.	2,311	105,382
Nationstar Mortgage Holdings, Inc. (a)(b)	11,901	117,820
NewStar Financial, Inc. (a)	6,951	60,821
On Deck Capital, Inc. (a)(b)	2,914	22,700
PennyMac Financial Services, Inc. (a)(c)	3,162	37,185
RE/MAX Holdings, Inc., Class A	3,681	126,258

Common Stocks	Shares	Value
Commercial Finance & Mortgage Companies (continued)
Stonegate Mortgage Corp. (a)(b)	3,518	$20,193
Walker & Dunlop, Inc. (a)	8,105	196,708

		1,045,321
Commercial Services & Supplies — 0.1%
ARC Document Solutions, Inc. (a)	12,421	55,894
Collectors Universe, Inc.	2,001	33,217
Hill International, Inc. (a)	11,007	37,094
LifeLock, Inc. (a)	28,831	347,990
National Research Corp.	2,738	42,576
National Research Corp., Class B	262	9,215
Weight Watchers International, Inc. (a)(b)	8,593	124,856

		650,842
Commercial Services: Rental & Leasing — 0.3%
Aircastle Ltd.	19,058	423,850
CAI International, Inc. (a)	4,788	46,252
Electro Rent Corp.	4,796	44,411
H&E Equipment Services, Inc.	9,717	170,339
Marlin Business Services Corp.	2,315	33,128
McGrath RentCorp	7,191	180,350
Mobile Mini, Inc.	14,020	462,940
Neff Corp., Class A (a)	3,212	23,897
PHH Corp. (a)	14,036	176,012
TAL International Group, Inc. (a)	10,510	162,274

		1,723,453
Commercial Vehicles & Parts — 0.3%
Accuride Corp. (a)	10,506	16,284
Blue Bird Corp. (a)(b)	1,264	13,714
Commercial Vehicle Group, Inc. (a)	7,477	19,814
Cooper-Standard Holding, Inc. (a)	4,125	296,340
Miller Industries, Inc.	3,259	66,093
Modine Manufacturing Co. (a)	14,811	163,069
Motorcar Parts of America, Inc. (a)	5,470	207,751
Navistar International Corp. (a)(b)	15,999	200,308
Rush Enterprises, Inc., Class A (a)	10,933	199,418
Strattec Security Corp.	1,119	64,219
Wabash National Corp. (a)	20,907	275,972

		1,522,982
Communications Equipment — 0.1%
Aerohive Networks, Inc. (a)	8,021	40,025
Polycom, Inc. (a)	41,260	460,049
Ruckus Wireless, Inc. (a)	23,324	228,808

		728,882
Communications Technology — 1.5%
ADTRAN, Inc.	14,644	296,102
Alliance Fiber Optic Products, Inc. (a)	4,154	61,438
Anixter International, Inc. (a)	8,726	454,712

BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2016	7

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Communications Technology (continued)
Bel Fuse, Inc., Class B	2,994	$43,712
Black Box Corp.	4,482	60,372
Calix, Inc. (a)	14,166	100,437
Ciena Corp. (a)	37,674	716,559
Comtech Telecommunications Corp.	5,160	120,589
Datalink Corp. (a)	6,347	58,012
Digi International, Inc. (a)	7,041	66,397
DigitalGlobe, Inc. (a)	20,134	348,318
Extreme Networks, Inc. (a)	31,385	97,607
Finisar Corp. (a)	31,754	579,193
General Cable Corp.	15,273	186,483
Harmonic, Inc. (a)	24,536	80,233
Infinera Corp. (a)	40,579	651,699
Intelsat SA (a)(b)	9,061	22,834
InterDigital, Inc.	10,987	611,426
Ixia (a)	18,771	233,887
KVH Industries, Inc. (a)	4,697	44,856
Loral Space & Communications, Inc. (a)	4,052	142,347
NeoPhotonics Corp. (a)	8,971	125,953
NETGEAR, Inc. (a)	9,840	397,241
Novatel Wireless, Inc. (a)(b)	10,106	17,888
Plantronics, Inc.	10,720	420,117
QLogic Corp. (a)	25,439	341,900
RingCentral, Inc., Class A (a)	16,450	259,087
Seachange International, Inc. (a)	9,638	53,202
ShoreTel, Inc. (a)	19,793	147,260
Sonus Networks, Inc. (a)	15,416	116,082
TeleNav, Inc. (a)	8,082	47,684
ViaSat, Inc. (a)	13,006	955,681

		7,859,308
Computer Services Software & Systems — 5.7%
A10 Networks, Inc. (a)	10,710	63,403
ACI Worldwide, Inc. (a)	35,655	741,267
Acxiom Corp. (a)	23,961	513,724
Alarm.com Holdings, Inc. (a)	2,355	55,814
American Software, Inc., Class A	7,158	64,422
Apigee Corp. (a)	1,242	10,321
Appfolio, Inc., Class A (a)(b)	1,780	21,787
Aspen Technology, Inc. (a)	26,067	941,801
AVG Technologies NV (a)	12,631	262,093
Avid Technology, Inc. (a)	10,507	71,027
Bankrate, Inc. (a)	19,133	175,450
Barracuda Networks, Inc. (a)	2,837	43,690
Bazaarvoice, Inc. (a)	17,393	54,788
Benefitfocus, Inc. (a)	2,265	75,538
Blackbaud, Inc.	14,289	898,635
Blucora, Inc. (a)	13,064	67,410
Bottomline Technologies, Inc. (a)	12,553	382,741
Box, Inc., Class A (a)(b)	4,277	52,436
Brightcove, Inc. (a)	10,412	64,971

Common Stocks	Shares	Value
Computer Services Software & Systems (continued)
BroadSoft, Inc. (a)	8,924	$360,083
CACI International, Inc., Class A (a)	7,412	790,860
Callidus Software, Inc. (a)	16,971	283,076
Ciber, Inc. (a)	23,054	48,644
Code Rebel Corp. (a)(b)	300	1,404
CommVault Systems, Inc. (a)	13,842	597,559
ComScore, Inc. (a)	14,976	449,879
Connecture, Inc. (a)	2,006	5,135
Cornerstone OnDemand, Inc. (a)	16,544	542,147
CSG Systems International, Inc.	10,078	455,122
Cvent, Inc. (a)	7,216	154,422
Demandware, Inc. (a)	10,235	400,189
Digimarc Corp. (a)(b)	2,654	80,416
Digital Turbine, Inc. (a)(b)	12,840	15,280
EarthLink Holdings Corp.	31,701	179,745
Ebix, Inc.	8,175	333,458
Endurance International Group Holdings, Inc. (a)	18,070	190,277
Envestnet, Inc. (a)	11,929	324,469
EPAM Systems, Inc. (a)	14,889	1,111,762
EPIQ Systems, Inc.	10,024	150,560
ePlus, Inc. (a)	1,667	134,210
Evolent Health, Inc., Class A (a)	3,777	39,885
Guidance Software, Inc. (a)	6,581	28,298
Guidewire Software, Inc. (a)	21,399	1,165,818
Hortonworks, Inc. (a)	2,941	33,233
HubSpot, Inc. (a)	5,784	252,298
Imperva, Inc. (a)	8,694	439,047
Infoblox, Inc. (a)	18,352	313,819
Interactive Intelligence Group, Inc. (a)	5,271	191,970
Internap Corp. (a)	15,803	43,142
IntraLinks Holdings, Inc. (a)	12,885	101,534
Jive Software, Inc. (a)	13,570	51,295
KEYW Holding Corp. (a)(b)	9,783	64,959
Limelight Networks, Inc. (a)	14,819	26,822
Lionbridge Technologies, Inc. (a)	18,965	95,963
LivePerson, Inc. (a)	17,998	105,288
LogMeIn, Inc. (a)	7,534	380,166
Luxoft Holding, Inc. (a)	5,585	307,343
Manhattan Associates, Inc. (a)	22,469	1,277,812
Mantech International Corp., Class A	7,576	242,356
MaxPoint Interactive, Inc. (a)(b)	1,784	3,158
Mentor Graphics Corp.	28,726	584,000
Mercury Systems, Inc. (a)	10,507	213,292
MicroStrategy, Inc., Class A (a)	2,839	510,225
MINDBODY, Inc., Class A (a)(b)	2,144	28,580
ModusLink Global Solutions, Inc. (a)	9,612	14,130
Monotype Imaging Holdings, Inc.	12,247	292,948
Netscout Systems, Inc. (a)	28,145	646,491
New Relic, Inc. (a)	1,686	43,971

8	BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2016

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Computer Services Software & Systems (continued)
NIC, Inc.	19,974	$360,131
Nimble Storage, Inc. (a)	15,999	125,432
PDF Solutions, Inc. (a)	7,791	104,244
Pegasystems, Inc.	10,944	277,759
Perficient, Inc. (a)	10,873	236,162
Progress Software Corp. (a)	15,482	373,426
Proofpoint, Inc. (a)	12,052	648,157
PROS Holdings, Inc. (a)	7,552	89,038
Q2 Holdings, Inc. (a)	5,866	141,019
QAD, Inc., Class A	2,948	62,645
QLIK Technologies, Inc. (a)	27,936	807,909
Rapid7, Inc. (a)(b)	2,301	30,074
RealNetworks, Inc. (a)	5,873	23,844
RealPage, Inc. (a)	16,164	336,858
Reis, Inc.	2,517	59,275
Rocket Fuel, Inc. (a)	6,346	19,990
Rovi Corp. (a)	25,250	517,877
Sapiens International Corp. NV	6,871	82,315
Science Applications International Corp.	14,128	753,588
SciQuest, Inc. (a)	8,635	119,854
Shutterstock, Inc. (a)(b)	6,054	222,363
SPS Commerce, Inc. (a)	5,151	221,184
Synchronoss Technologies, Inc. (a)	11,901	384,878
SYNNEX Corp.	8,742	809,422
Syntel, Inc. (a)	9,642	481,425
Tangoe, Inc. (a)(b)	12,414	97,946
TechTarget, Inc. (a)	5,621	41,708
Textura Corp. (a)	6,192	115,357
Travelzoo, Inc. (a)	1,832	14,876
Tyler Technologies, Inc. (a)	10,249	1,318,124
Unisys Corp. (a)	15,580	119,966
United Online, Inc. (a)	4,684	54,053
Varonis Systems, Inc. (a)	2,539	46,337
VASCO Data Security International, Inc. (a)(b)	9,061	139,539
Verint Systems, Inc. (a)	18,764	626,342
VirnetX Holding Corp. (a)(b)	13,595	62,401
Virtusa Corp. (a)	9,118	341,560
Web.com Group, Inc. (a)	13,475	267,075
Wix.com Ltd. (a)	5,791	117,384
Workiva, Inc. (a)	1,823	21,238
Xactly Corp. (a)	2,684	18,385
Xura, Inc. (a)	6,812	133,992
Zix Corp. (a)	16,472	64,735

		29,557,745
Computer Technology — 0.7%
Cray, Inc. (a)	12,450	521,780
Diebold, Inc.	19,843	573,661
Imation Corp. (a)	8,334	12,918
Immersion Corp. (a)	8,000	66,080
Insight Enterprises, Inc. (a)	11,827	338,725

Common Stocks	Shares	Value
Computer Technology (continued)
PC Connection, Inc.	3,045	$78,591
Pure Storage, Inc., Class A Class A (a)(b)	8,986	123,018
Quantum Corp. (a)	62,993	38,426
Safeguard Scientifics, Inc. (a)	6,770	89,703
Silicon Graphics International Corp. (a)	10,245	72,944
Stratasys Ltd. (a)	15,248	395,228
Super Micro Computer, Inc. (a)	11,283	384,525
Synaptics, Inc. (a)	11,225	895,081
Violin Memory, Inc. (a)(b)	24,186	12,630

		3,603,310
Construction — 0.4%
Aegion Corp. (a)	11,255	237,368
EMCOR Group, Inc.	19,064	926,510
Granite Construction, Inc.	12,001	573,648
Great Lakes Dredge & Dock Corp. (a)	17,469	77,912
Orion Marine Group, Inc. (a)	7,406	38,363
Primoris Services Corp.	11,883	288,757
Tutor Perini Corp. (a)	11,527	179,129

		2,321,687
Consumer Electronics — 0.2%
Skullcandy, Inc. (a)	5,930	21,111
TiVo, Inc. (a)	29,949	284,815
Universal Electronics, Inc. (a)	4,488	278,211
VOXX International Corp. (a)	5,011	22,399
XO Group, Inc. (a)	8,210	131,771
ZAGG, Inc. (a)	8,504	76,621

		814,928
Consumer Lending — 0.6%
Cash America International, Inc.	7,730	298,687
Encore Capital Group, Inc. (a)	8,067	207,645
Enova International, Inc. (a)	7,810	49,281
Ezcorp, Inc., Class A (a)	15,424	45,809
First Cash Financial Services, Inc.	8,658	398,787
LendingTree, Inc. (a)	1,867	182,555
Marcus & Millichap, Inc. (a)	4,279	108,644
MGIC Investment Corp. (a)	103,933	797,166
MoneyGram International, Inc. (a)	8,472	51,849
Nelnet, Inc., Class A	6,992	275,275
PRA Group, Inc. (a)	14,810	435,266
Regional Management Corp. (a)	3,146	53,828
World Acceptance Corp. (a)(b)	2,350	89,112

		2,993,904
Consumer Services: Miscellaneous — 0.3%
Chuy’s Holdings, Inc. (a)	5,009	155,629
Core-Mark Holding Co., Inc.	7,041	574,264
CPI Card Group, Inc. (b)	4,961	40,879

BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2016	9

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Consumer Services: Miscellaneous (continued)
Del Frisco’s Restaurant Group, Inc. (a)	7,396	$122,626
Nutrisystem, Inc.	8,843	184,553
Sotheby’s	17,238	460,772

		1,538,723
Containers & Packaging — 0.4%
AEP Industries, Inc.	1,257	82,962
Berry Plastics Group, Inc. (a)	36,422	1,316,655
Greif, Inc., Class A	9,559	313,057
Multi Packaging Solutions International Ltd. (a)	5,988	97,185
Myers Industries, Inc.	7,790	100,180
Veritiv Corp. (a)	2,362	88,008

		1,998,047
Cosmetics — 0.1%
Elizabeth Arden, Inc. (a)(b)	7,518	61,573
Inter Parfums, Inc.	5,148	159,073
Revlon, Inc., Class A (a)	3,574	130,129

		350,775
Diversified Financial Services — 0.8%
Altisource Asset Management Corp. (a)	251	2,962
Altisource Portfolio Solutions SA (a)	4,071	98,315
Associated Capital Group, Inc., Class A (a)	1,864	52,229
Blackhawk Network Holdings, Inc. (a)	16,562	568,077
Evercore Partners, Inc., Class A	10,567	546,842
FCB Financial Holdings, Inc., Class A (a)	8,504	282,843
FNFV Group (a)	23,471	254,660
Greenhill & Co., Inc.	8,730	193,806
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	11,959	229,852
Houlihan Lokey, Inc.	3,868	96,313
HRG Group, Inc. (a)	24,010	334,459
JG Wentworth Co (a)	3,361	4,100
Liberty Tax, Inc.	1,490	29,189
MBIA, Inc. (a)	36,850	326,123
MidWestOne Financial Group, Inc.	2,441	67,006
Moelis & Co., Class A	5,388	152,103
Outerwall, Inc. (b)	5,342	197,601
Piper Jaffray Cos. (a)	4,105	203,444
Real Industry, Inc. (a)	7,789	67,764
Stifel Financial Corp. (a)	20,794	615,502
Tiptree Financial, Inc. A REIT	9,704	55,313

		4,378,503
Diversified Manufacturing Operations — 0.4%
Barnes Group, Inc.	16,688	584,581

Common Stocks	Shares	Value
Diversified Manufacturing Operations (continued)
Federal Signal Corp.	18,967	$251,502
Harsco Corp.	25,003	136,266
Lydall, Inc. (a)	5,188	168,714
OSI Systems, Inc. (a)	6,054	396,476
Raven Industries, Inc.	11,450	183,429
Standex International Corp.	3,892	302,837
TriMas Corp. (a)	13,987	245,052

		2,268,857
Diversified Materials & Processing — 0.5%
Belden, Inc.	13,033	799,966
Cabot Microelectronics Corp.	7,552	308,952
CLARCOR, Inc.	15,290	883,609
Encore Wire Corp.	6,370	247,984
Insteel Industries, Inc.	5,644	172,537
Koppers Holdings, Inc. (a)	6,454	145,021
NL Industries, Inc. (a)	1,868	4,222
Tredegar Corp.	7,895	124,110
Uranium Energy Corp. (a)(b)	25,063	18,747

		2,705,148
Diversified Media — 0.1%
EW Scripps Co.	18,058	281,524
Hemisphere Media Group, Inc. (a)(b)	2,973	39,036

		320,560
Diversified Retail — 0.4%
Big Lots, Inc.	15,107	684,196
Duluth Holdings, Inc. (a)	2,214	43,151
Etsy, Inc. (a)	5,868	51,052
EVINE Live, Inc. (a)	11,792	13,797
Fred’s, Inc., Class A	11,059	164,890
HSN, Inc.	9,910	518,392
Ollie’s Bargain Outlet Holdings, Inc. (a)	3,388	79,381
Overstock.com, Inc. (a)	3,563	51,236
Pricesmart, Inc.	5,915	500,291
Tuesday Morning Corp. (a)	12,792	104,638
Winmark Corp.	622	60,943

		2,271,967
Drug & Grocery Store Chains — 0.5%
Casey’s General Stores, Inc.	11,790	1,336,043
Diplomat Pharmacy, Inc. (a)	11,025	302,085
Ingles Markets, Inc., Class A	4,093	153,487
PetMed Express, Inc.	6,344	113,621
Smart & Final Stores, Inc. (a)	7,488	121,306
Supervalu, Inc. (a)	80,211	462,015
Village Super Market, Inc., Class A	2,267	54,771
Weis Markets, Inc.	3,360	151,402

		2,694,730

10	BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2016

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Education Services — 0.8%
2U, Inc. (a)	7,523	$170,020
American Public Education, Inc. (a)	5,113	105,481
Apollo Education Group, Inc. (a)	29,376	241,324
Bridgepoint Education, Inc. (a)	4,909	49,483
Bright Horizons Family Solutions, Inc. (a)	11,355	735,577
Cambium Learning Group, Inc. (a)	3,388	14,467
Capella Education Co.	3,720	195,821
Career Education Corp. (a)	19,662	89,265
Chegg, Inc. (a)	23,336	104,078
DeVry Education Group, Inc.	19,509	336,920
Franklin Covey Co. (a)	3,851	67,739
Grand Canyon Education, Inc. (a)	14,358	613,661
HealthStream, Inc. (a)	7,808	172,479
Houghton Mifflin Harcourt Co. (a)	38,274	763,183
K12, Inc. (a)	10,576	104,597
Strayer Education, Inc. (a)	3,388	165,165
Universal Technical Institute, Inc.	5,476	23,602

		3,952,862
Electronic Components — 0.8%
Acacia Research Corp.	15,133	57,354
AVX Corp.	13,998	175,955
Checkpoint Systems, Inc. (a)	12,353	125,012
InvenSense, Inc. (a)	24,296	204,086
Methode Electronics, Inc.	11,704	342,225
Multi-Fineline Electronix, Inc. (a)	2,675	62,087
NVE Corp.	1,388	78,464
Park Electrochemical Corp.	6,468	103,553
Rogers Corp. (a)	5,699	341,199
Sanmina Corp. (a)	23,889	558,525
ScanSource, Inc. (a)	8,200	331,116
Sparton Corp. (a)	2,954	53,142
Tech Data Corp. (a)	11,180	858,288
TTM Technologies, Inc. (a)	18,369	122,154
Universal Display Corp. (a)	12,236	661,968

		4,075,128
Electronic Entertainment — 0.2%
DTS, Inc. (a)	5,463	118,984
Glu Mobile, Inc. (a)	37,220	104,960
Take-Two Interactive Software, Inc. (a)	25,816	972,489

		1,196,433
Electronics — 0.4%
Agilysys, Inc. (a)	5,015	51,203
American Science & Engineering, Inc.	2,106	58,315
Coherent, Inc. (a)	7,253	666,551
Control4 Corp. (a)	6,862	54,621
Daktronics, Inc.	12,555	99,184
II-VI, Inc. (a)	15,980	346,926

Common Stocks	Shares	Value
Electronics (continued)
Imprivata, Inc. (a)	2,503	$31,613
iRobot Corp. (a)	9,050	319,465
Newport Corp. (a)	12,205	280,715
Rofin-Sinar Technologies, Inc. (a)	8,803	283,633

		2,192,226
Energy Equipment — 0.3%
Dynegy, Inc. (a)	37,179	534,262
Enphase Energy, Inc. (a)(b)	7,500	17,475
FuelCell Energy, Inc. (a)(b)	6,535	44,242
Matador Resources Co. (a)	24,791	470,038
PowerSecure International, Inc. (a)	7,093	132,568
Silver Spring Networks, Inc. (a)	11,151	164,477
Sunrun, Inc. (a)	5,267	34,130

		1,397,192
Energy Equipment & Services — 0.0%
Geospace Technologies Corp. (a)	4,439	54,777
Pioneer Energy Services Corp. (a)	16,656	36,643

		91,420
Engineering & Contracting Services — 0.5%
Argan, Inc.	3,924	137,968
Dycom Industries, Inc. (a)	10,361	670,046
Engility Holdings, Inc. (a)	5,612	105,281
Exponent, Inc.	8,009	408,539
HC2 Holdings, Inc. (a)	7,605	29,051
MasTec, Inc. (a)	20,439	413,685
Mistras Group, Inc. (a)	5,215	129,175
MYR Group, Inc. (a)	6,461	162,236
Power Solutions International, Inc. (a)(b)	1,136	15,677
Tetra Tech, Inc.	18,379	548,062
VSE Corp.	1,218	82,690

		2,702,410
Entertainment — 0.3%
AMC Entertainment Holdings, Inc., Class A	6,593	184,538
Ascent Capital Group, Inc., Class A (a)	4,391	65,031
Carmike Cinemas, Inc. (a)	7,291	219,022
DreamWorks Animation SKG, Inc., Class A (a)	23,132	577,143
Empire Resorts, Inc. (a)(b)	773	10,551
IMAX Corp. (a)	18,410	572,367
Reading International, Inc., Class A (a)	4,474	53,599
World Wrestling Entertainment, Inc. (b)	8,868	156,609

		1,838,860

BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2016	11

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Environmental, Maintenance, & Security Service — 0.6%
ABM Industries, Inc.	17,052	$550,950
Brink’s Co.	14,808	497,401
G&K Services, Inc., Class A	6,087	445,873
Healthcare Services Group, Inc.	21,685	798,225
MSA Safety, Inc.	8,941	432,297
SP Plus Corp. (a)	5,177	124,559
UniFirst Corp.	4,528	494,095

		3,343,400
Fertilizers — 0.0%
Intrepid Potash, Inc. (a)	19,082	21,181
Rentech, Inc. (a)	4,464	9,910

		31,091
Financial Data & Systems — 0.9%
Cardtronics, Inc. (a)	13,822	497,454
Cass Information Systems, Inc.	3,586	187,727
Euronet Worldwide, Inc. (a)	15,825	1,172,791
Everi Holdings, Inc. (a)	19,297	44,190
EVERTEC, Inc.	20,382	284,940
Fair Isaac Corp.	9,461	1,003,718
Green Dot Corp., Class A (a)	14,089	323,624
Heartland Payment Systems, Inc.	11,167	1,078,397

		4,592,841
Food & Staples Retailing — 0.0%
Fairway Group Holdings Corp. (a)(b)	6,054	2,119
Natural Grocers by Vitamin Cottage, Inc. (a)	2,574	54,749

		56,868
Foods — 1.6%
Amplify Snack Brands, Inc. (a)	4,510	64,583
B&G Foods, Inc.	19,435	676,532
Chefs’ Warehouse, Inc. (a)	5,929	120,299
Dean Foods Co.	28,845	499,595
Fresh Market, Inc. (a)	13,236	377,623
Freshpet, Inc. (a)(b)	6,160	45,153
Inventure Foods, Inc. (a)	5,244	29,629
J&J Snack Foods Corp.	4,543	491,916
John B Sanfilippo & Son, Inc.	2,543	175,696
Lancaster Colony Corp.	5,641	623,725
Lifeway Foods, Inc. (a)	1,252	13,559
Medifast, Inc.	3,473	104,850
Natural Health Trends Corp. (b)	2,140	70,941
Nature’s Sunshine Products, Inc.	2,785	26,736
Nutraceutical International Corp. (a)	2,476	60,291
Omega Protein Corp. (a)	6,632	112,346
Performance Food Group Co. (a)	5,171	120,743
Post Holdings, Inc. (a)	18,784	1,291,776
Seneca Foods Corp., Class A (a)	2,423	84,175

Common Stocks	Shares	Value
Foods (continued)
Senomyx, Inc. (a)	13,031	$33,881
Snyders-Lance, Inc.	20,898	657,869
SpartanNash Co.	11,339	343,685
Synutra International, Inc. (a)	5,810	28,876
Tootsie Roll Industries, Inc.	5,902	206,212
TreeHouse Foods, Inc. (a)	17,200	1,492,100
United Natural Foods, Inc. (a)	15,364	619,169

		8,371,960
Forest Products — 0.2%
Boise Cascade Co. (a)	12,252	253,861
Deltic Timber Corp.	3,383	203,488
Universal Forest Products, Inc.	6,116	524,875

		982,224
Forms & Bulk Printing Services — 0.3%
Deluxe Corp.	15,211	950,535
Ennis, Inc.	7,704	150,613
InnerWorkings, Inc. (a)	11,931	94,852
Multi-Color Corp.	3,926	209,452
Quad/Graphics, Inc.	9,139	118,259

		1,523,711
Fruit & Grain Processing — 0.0%
MGP Ingredients, Inc.	2,901	70,320
Funeral Parlors & Cemeteries — 0.2%
Carriage Services, Inc.	4,770	103,080
Hillenbrand, Inc.	19,252	576,597
Matthews International Corp., Class A	10,069	518,252

		1,197,929
Gas Pipeline — 0.1%
SemGroup Corp., Class A	13,658	305,939
Glass — 0.1%
Apogee Enterprises, Inc.	8,897	390,489
Gold — 0.0%
Coeur Mining, Inc. (a)	42,342	237,962
Health Care Equipment & Supplies — 0.4%
Inogen, Inc. (a)	4,822	216,894
Nuvectra Corp. (a)	2,606	14,098
STERIS PLC	25,929	1,842,255

		2,073,247
Health Care Facilities — 0.8%
AAC Holdings, Inc. (a)(b)	2,371	46,922
Adeptus Health, Inc., Class A (a)(b)	1,937	107,581
Amsurg Corp. (a)	16,435	1,226,051
Capital Senior Living Corp. (a)	9,184	170,088
Ensign Group, Inc.	15,521	351,395
Five Star Quality Care, Inc. (a)	10,931	25,032

12	BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2016

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Health Care Facilities (continued)
Genesis Healthcare, Inc. (a)	9,453	$21,931
HealthSouth Corp.	28,051	1,055,559
Kindred Healthcare, Inc.	25,939	320,347
National Healthcare Corp.	3,098	193,005
Select Medical Holdings Corp.	32,204	380,329
Surgical Care Affiliates, Inc. (a)	6,581	304,569
U.S. Physical Therapy, Inc.	3,798	188,875

		4,391,684
Health Care Management Services — 0.6%
BioScrip, Inc. (a)(b)	23,031	49,286
Computer Programs & Systems, Inc.	3,539	184,453
Magellan Health Services, Inc. (a)	6,609	448,949
Molina Healthcare, Inc. (a)	11,981	772,655
Triple-S Management Corp., Class B (a)	7,443	185,033
Universal American Corp.	15,763	112,548
WellCare Health Plans, Inc. (a)	13,419	1,244,612

		2,997,536
Health Care Services — 1.9%
Accelerate Diagnostics, Inc. (a)(b)	7,741	111,238
Addus HomeCare Corp. (a)	1,887	32,438
Air Methods Corp. (a)	12,006	434,857
Alliance HealthCare Services, Inc. (a)	1,336	9,606
Almost Family, Inc. (a)	2,351	87,551
Amedisys, Inc. (a)	8,661	418,673
AMN Healthcare Services, Inc. (a)	14,515	487,849
Cara Therapeutics, Inc. (a)	5,657	35,187
Care.com, Inc. (a)	4,960	30,504
Catalent, Inc. (a)	25,589	682,459
Chemed Corp.	5,192	703,256
Civitas Solutions, Inc. (a)	3,896	67,907
Corvel Corp. (a)	2,640	104,069
Cross Country Healthcare, Inc. (a)	9,975	116,009
ExamWorks Group, Inc. (a)	12,690	375,116
Flexion Therapeutics, Inc. (a)	3,980	36,616
Globus Medical, Inc., Class A (a)	20,945	497,444
HealthEquity, Inc. (a)	11,160	275,317
Healthways, Inc. (a)	9,790	98,781
HMS Holdings Corp. (a)	26,400	378,840
LHC Group, Inc. (a)	4,004	142,382
Medidata Solutions, Inc. (a)	16,879	653,386
MiMedx Group, Inc. (a)	33,333	291,331
NeoGenomics, Inc. (a)	16,659	112,282
Nobilis Health Corp. (a)(b)	8,201	25,587
Omnicell, Inc. (a)	11,107	309,552
OvaScience, Inc. (a)(b)	7,688	72,959
PharMerica Corp. (a)	9,290	205,402
Phibro Animal Health Corp., Class A	5,389	145,719

Common Stocks	Shares	Value
Health Care Services (continued)
Press Ganey Holdings, Inc. (a)	3,329	$100,136
Quality Systems, Inc.	15,369	234,224
Ryman Hospitality Properties, Inc.	13,271	683,191
Surgery Partners, Inc. (a)	5,172	68,581
T2 Biosystems, Inc. (a)	3,350	33,031
Team Health Holdings, Inc. (a)	21,983	919,109
Teladoc, Inc. (a)(b)	2,724	26,150
Tetraphase Pharmaceuticals, Inc. (a)	10,270	47,550
WebMD Health Corp. (a)	11,537	722,562

		9,776,851
Health Care: Miscellaneous — 0.0%
Providence Service Corp. (a)	4,201	214,545
Home Building — 0.7%
Beazer Homes USA, Inc. (a)	10,806	94,228
CalAtlantic Group, Inc.	23,458	783,966
Century Communities, Inc. (a)	4,443	75,842
Hovnanian Enterprises, Inc., Class A (a)	39,868	62,194
Installed Building Products, Inc. (a)	6,114	162,694
KB Home	23,407	334,252
LGI Homes, Inc. (a)	4,415	106,887
M/I Homes, Inc. (a)	7,620	142,113
MDC Holdings, Inc.	12,019	301,196
Meritage Homes Corp. (a)	12,132	442,333
New Home Co., Inc. (a)	3,311	40,593
Taylor Morrison Home Corp., Class A (a)	10,159	143,445
Tile Shop Holdings, Inc. (a)	8,351	124,514
TRI Pointe Homes, Inc. (a)	49,591	584,182
WCI Communities, Inc. (a)	4,996	92,826
William Lyon Homes, Class A (a)	5,664	82,071

		3,573,336
Hotel/Motel — 0.3%
Belmond Ltd., Class A (a)	30,823	292,510
Bloomin’ Brands, Inc.	36,130	609,513
Intrawest Resorts Holdings, Inc. (a)	5,992	51,232
La Quinta Holdings, Inc. (a)	29,384	367,300
Marcus Corp.	5,928	112,336
Morgans Hotel Group Co. (a)	7,114	9,817

		1,442,708
Household Appliances — 0.0%
National Presto Industries, Inc.	1,485	124,354
Household Equipment & Products — 0.3%
Central Garden and Pet Co., Class A (a)	12,873	209,701
CSS Industries, Inc.	2,983	83,315
Helen of Troy Ltd. (a)	8,653	897,230
Libbey, Inc.	6,779	126,090

BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2016	13

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Household Equipment & Products (continued)
Novocure Ltd. (a)(b)	2,432	$35,215

		1,351,551
Household Furnishings — 0.3%
American Woodmark Corp. (a)	3,917	292,169
Bassett Furniture Industries, Inc.	3,320	105,775
Ethan Allen Interiors, Inc.	7,845	249,628
Flexsteel Industries, Inc.	1,886	82,380
Hooker Furniture Corp.	3,381	111,066
Kirkland’s, Inc.	4,993	87,427
La-Z-Boy, Inc.	15,586	416,770
Lifetime Brands, Inc.	3,584	54,011
Select Comfort Corp. (a)	15,256	295,814

		1,695,040
Insurance: Life — 0.6%
American Equity Investment Life Holding Co.	20,938	351,758
Citizens, Inc. (a)(b)	15,457	111,909
CNO Financial Group, Inc.	56,797	1,017,802
FBL Financial Group, Inc., Class A	3,070	188,866
Fidelity & Guaranty Life	3,649	95,750
Independence Holding Co.	2,012	32,031
National Western Life Group, Inc.	705	162,594
Primerica, Inc.	14,845	661,048
Third Point Reinsurance Ltd. (a)	26,287	298,883
Trupanion, Inc. (a)(b)	5,248	51,693

		2,972,334
Insurance: Multi-Line — 0.2%
Atlas Financial Holdings, Inc. (a)	3,106	56,343
Crawford & Co., Class B	8,293	53,739
eHealth, Inc. (a)	5,066	47,570
Horace Mann Educators Corp.	12,535	397,234
James River Group Holdings Ltd.	3,439	110,942
Kemper Corp.	13,423	396,918
Maiden Holdings Ltd.	15,957	206,484
PICO Holdings, Inc. (a)	6,485	66,341

		1,335,571
Insurance: Property-Casualty — 1.7%
AMERISAFE, Inc.	5,869	308,357
Argo Group International Holdings Ltd.	8,595	493,267
Baldwin & Lyons, Inc., Class B	2,935	72,230
Donegal Group, Inc., Class A	3,249	46,721
EMC Insurance Group, Inc.	2,760	70,794
Employers Holdings, Inc.	9,717	273,436
Enstar Group Ltd. (a)	2,801	455,387
Essent Group Ltd. (a)	17,076	355,181
Federated National Holding Co.	4,454	87,566
First American Financial Corp.	33,123	1,262,318
Global Indemnity PLC (a)	2,857	88,938

Common Stocks	Shares	Value
Insurance: Property-Casualty (continued)
Greenlight Capital Re Ltd. (a)	9,137	$199,095
Hallmark Financial Services, Inc. (a)	4,334	49,841
HCI Group, Inc.	2,767	92,141
Heritage Insurance Holdings, Inc.	7,685	122,729
Hilltop Holdings, Inc. (a)	23,283	439,583
Infinity Property & Casualty Corp.	3,494	281,267
National General Holdings Corp.	11,055	238,678
National Interstate Corp.	2,106	63,012
Navigators Group, Inc. (a)	3,308	277,442
NMI Holdings, Inc., Class A (a)	16,429	82,966
OneBeacon Insurance Group Ltd.	7,633	97,168
Radian Group, Inc.	56,128	695,987
RLI Corp.	11,091	741,544
Safety Insurance Group, Inc.	4,598	262,362
Selective Insurance Group, Inc.	17,351	635,220
State Auto Financial Corp.	4,883	107,719
State National Cos., Inc.	9,996	125,950
Stewart Information Services Corp.	5,929	215,104
United Fire Group, Inc.	6,293	275,759
United Insurance Holdings Corp.	5,426	104,234
Universal Insurance Holdings, Inc.	9,758	173,692

		8,795,688
International Trade & Diversified Logistic — 0.0%
Radiant Logistics, Inc. (a)	7,884	28,146
Vectrus, Inc. (a)	3,225	73,369

		101,515
Internet Software & Services — 0.3%
Amber Road, Inc. (a)	4,550	24,616
ChannelAdvisor Corp. (a)	6,226	70,043
Everyday Health, Inc. (a)	5,709	31,970
Global Eagle Entertainment, Inc. (a)	14,048	119,689
Gogo, Inc. (a)	17,470	192,345
GrubHub, Inc. (a)	23,044	579,096
OPOWER, Inc. (a)(b)	7,419	50,523
Quotient Technology, Inc. (a)(b)	18,910	200,446
TrueCar, Inc. (a)(b)	15,821	88,439
Zendesk, Inc. (a)	17,596	368,284

		1,725,451
Leisure Time — 1.4%
Black Diamond, Inc. (a)	7,935	35,866
Callaway Golf Co.	24,005	218,926
Churchill Downs, Inc.	3,926	580,577
ClubCorp Holdings, Inc.	13,592	190,832
Escalade, Inc.	2,553	30,049
International Speedway Corp., Class A	8,581	316,725
Interval Leisure Group, Inc.	12,125	175,085
Johnson Outdoors, Inc.	1,370	30,441

14	BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2016

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Leisure Time (continued)
Liberty TripAdvisor Holdings, Inc., Series A (a)	22,843	$506,201
Marriott Vacations Worldwide Corp.	7,515	507,262
Nautilus, Inc. (a)	9,575	184,989
Planet Fitness, Inc., Class A (a)	4,481	72,771
Pool Corp.	13,233	1,161,063
SeaWorld Entertainment, Inc.	20,863	439,375
Smith & Wesson Holding Corp. (a)	16,317	434,358
Speedway Motorsports, Inc.	3,237	64,190
Sturm Ruger & Co., Inc.	5,687	388,877
Travelport Worldwide Ltd.	32,439	443,117
Vail Resorts, Inc.	11,074	1,480,594
West Marine, Inc. (a)	5,012	45,559

		7,306,857
Luxury Items — 0.0%
Movado Group, Inc.	4,919	135,420
Machinery: Agricultural — 0.1%
Alamo Group, Inc.	2,954	164,567
Lindsay Corp. (b)	3,419	244,835
Titan International, Inc.	13,985	75,239
Titan Machinery, Inc. (a)	5,706	65,962

		550,603
Machinery: Construction & Handling — 0.1%
Astec Industries, Inc.	5,841	272,599
Douglas Dynamics, Inc.	6,731	154,207
NACCO Industries, Inc., Class A	1,160	66,596

		493,402
Machinery: Engines — 0.1%
Briggs & Stratton Corp.	13,614	325,647
Machinery: Industrial — 1.0%
Actuant Corp., Class A	18,189	449,450
Altra Industrial Motion Corp.	8,118	225,518
Applied Industrial Technologies, Inc.	12,249	531,607
Chart Industries, Inc. (a)	9,426	204,733
Columbus McKinnon Corp.	6,450	101,652
DXP Enterprises, Inc. (a)	3,604	63,286
EnPro Industries, Inc.	6,998	403,645
ExOne Co. (a)	2,870	37,712
Graham Corp.	3,072	61,164
Hyster-Yale Materials Handling, Inc.	2,889	192,407
John Bean Technologies Corp.	8,875	500,639
Kadant, Inc.	3,369	152,144
Milacron Holdings Corp. (a)	4,852	80,009
MTS Systems Corp.	4,579	278,632
Omega Flex, Inc.	716	24,902
Proto Labs, Inc. (a)	7,122	549,035
Tennant Co.	5,587	287,619

Common Stocks	Shares	Value
Machinery: Industrial (continued)
Twin Disc, Inc.	2,171	$21,992
Woodward, Inc.	18,960	986,299

		5,152,445
Machinery: Specialty — 0.1%
Albany International Corp., Class A	8,627	324,289
Hurco Cos., Inc.	1,912	63,077
Xerium Technologies, Inc. (a)	2,771	14,464

		401,830
Manufactured Housing — 0.0%
Cavco Industries, Inc. (a)	2,749	256,922
Medical & Dental Instruments & Supplies — 2.2%
ABIOMED, Inc. (a)	12,704	1,204,466
AngioDynamics, Inc. (a)	7,252	89,127
Anika Therapeutics, Inc. (a)	4,518	202,045
Antares Pharma, Inc. (a)	50,865	44,258
AtriCure, Inc. (a)	8,561	144,082
Atrion Corp.	433	171,191
Cantel Medical Corp.	10,183	726,659
Cardiovascular Systems, Inc. (a)	10,096	104,696
Cerus Corp. (a)	28,966	171,768
CONMED Corp.	8,455	354,603
CryoLife, Inc.	7,925	85,194
Cutera, Inc. (a)	3,811	42,874
Endologix, Inc. (a)	22,701	189,780
Entellus Medical, Inc. (a)	1,558	28,340
Exactech, Inc. (a)	2,973	60,233
Halyard Health, Inc. (a)	14,287	410,466
HeartWare International, Inc. (a)	5,350	168,097
ICU Medical, Inc. (a)	4,307	448,359
Insulet Corp. (a)	17,355	575,492
Integra LifeSciences Holdings Corp. (a)	8,646	582,395
Intersect ENT, Inc. (a)	5,193	98,667
Invacare Corp.	9,778	128,776
InVivo Therapeutics Holdings Corp. (a)(b)	10,561	73,716
K2M Group Holdings, Inc. (a)	5,521	81,876
Landauer, Inc.	3,004	99,342
LDR Holding Corp. (a)	7,687	195,942
LeMaitre Vascular, Inc.	3,199	49,648
LivaNova PLC (a)	13,540	730,889
Meridian Bioscience, Inc.	12,871	265,271
Merit Medical Systems, Inc. (a)	13,517	249,929
NanoString Technologies, Inc. (a)	3,844	58,506
Navidea Biopharmaceuticals, Inc. (a)(b)	49,860	47,093
Neogen Corp. (a)	11,342	571,070
NuVasive, Inc. (a)	14,782	719,144
Ocular Therapeutix, Inc. (a)	5,119	49,450
OraSure Technologies, Inc. (a)	17,657	127,660

BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2016	15

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Medical & Dental Instruments & Supplies (continued)
Orthofix International NV (a)	5,743	$238,449
Owens & Minor, Inc.	19,247	777,964
Quidel Corp. (a)	8,949	154,460
SeaSpine Holdings Corp. (a)	2,299	33,657
Second Sight Medical Products, Inc. (a)(b)	3,285	15,867
Sientra, Inc. (a)(b)	2,143	14,658
Staar Surgical Co. (a)	11,332	83,743
SurModics, Inc. (a)	4,071	74,947
TransEnterix, Inc. (a)(b)	14,118	60,001
Unilife Corp. (a)(b)	45,952	31,247
Utah Medical Products, Inc.	1,186	74,172
Vascular Solutions, Inc. (a)	5,326	173,255
Wright Medical Group NV (a)	27,299	453,163

		11,536,687
Medical Equipment — 0.9%
Abaxis, Inc.	6,915	313,872
Accuray, Inc. (a)	23,855	137,882
Affymetrix, Inc. (a)	23,711	332,191
Analogic Corp.	3,797	300,001
ConforMIS, Inc. (a)(b)	2,918	31,368
Corindus Vascular Robotics, Inc. (a)(b)	6,216	6,157
Cynosure, Inc., Class A (a)	6,776	298,957
EndoChoice Holdings, Inc. (a)	2,284	11,900
Fluidigm Corp. (a)	8,449	68,183
Glaukos Corp. (a)	2,019	34,040
Greatbatch, Inc. (a)	7,818	278,633
Haemonetics Corp. (a)	15,821	553,419
Invuity, Inc. (a)	1,565	11,299
iRadimed Corp. (a)	769	14,734
Lantheus Holdings, Inc. (a)	2,419	4,572
Luminex Corp. (a)	13,294	257,904
Masimo Corp. (a)	13,327	557,602
Natus Medical, Inc. (a)	10,076	387,221
Nevro Corp. (a)	5,077	285,632
NxStage Medical, Inc. (a)	19,380	290,506
Oxford Immunotec Global PLC (a)	5,865	58,122
Spectranetics Corp. (a)	12,835	186,364
Tandem Diabetes Care, Inc. (a)	5,236	45,606
Zeltiq Aesthetics, Inc. (a)	9,950	270,242

		4,736,407
Medical Services — 0.2%
PAREXEL International Corp. (a)	16,846	1,056,750
Metal Fabricating — 0.7%
Advanced Drainage Systems, Inc.	10,421	221,967
Global Brass & Copper Holdings, Inc.	6,606	164,820
Haynes International, Inc.	3,888	141,912
Lawson Products, Inc. (a)	1,432	28,039

Common Stocks	Shares	Value
Metal Fabricating (continued)
LB Foster Co., Class A	3,107	$56,423
MRC Global, Inc. (a)	31,746	417,142
Mueller Industries, Inc.	17,439	513,055
Mueller Water Products, Inc., Series A	49,087	484,979
NN, Inc.	8,417	115,145
Northwest Pipe Co. (a)	2,371	21,861
RBC Bearings, Inc. (a)	7,119	521,538
Rexnord Corp. (a)	31,171	630,278
Worthington Industries, Inc.	14,648	522,055

		3,839,214
Metals & Minerals: Diversified — 0.5%
Cliffs Natural Resources, Inc. (a)(b)	56,162	168,486
Commercial Metals Co.	34,381	583,446
Energy Fuels, Inc. (a)	17,951	39,672
Ferroglobe PLC	20,201	177,971
Hecla Mining Co.	113,494	315,513
Materion Corp.	6,209	164,414
Minerals Technologies, Inc.	10,607	603,008
Oil-Dri Corp. of America	1,622	54,791
Ring Energy, Inc. (a)	6,465	32,648
SunCoke Energy, Inc.	19,065	123,922
U.S. Silica Holdings, Inc.	19,518	443,449
United States Lime & Minerals, Inc.	583	34,986

		2,742,306
Office Supplies & Equipment — 0.6%
ACCO Brands Corp. (a)	33,930	304,691
Eastman Kodak Co. (a)	5,083	55,151
Electronics for Imaging, Inc. (a)	14,321	607,067
Essendant, Inc.	11,752	375,241
Herman Miller, Inc.	18,149	560,623
HNI Corp.	13,558	531,067
Kimball International, Inc., Class B	10,595	120,253
Knoll, Inc.	14,849	321,481
Steelcase, Inc., Class A	25,366	378,461

		3,254,035
Offshore Drilling & Other Services — 0.0%
Atwood Oceanics, Inc. (b)	20,613	189,021
Oil Well Equipment & Services — 0.5%
Basic Energy Services, Inc. (a)(b)	10,639	29,364
C&J Energy Services Ltd. (a)(b)	14,511	20,460
Civeo Corp. (a)	26,640	32,767
Fairmount Santrol Holdings, Inc. (a)(b)	21,949	55,092
Flotek Industries, Inc. (a)	16,319	119,618
Forum Energy Technologies, Inc. (a)	18,492	244,094
Helix Energy Solutions Group, Inc. (a)	33,288	186,413

16	BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2016

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Oil Well Equipment & Services (continued)
Hornbeck Offshore Services, Inc. (a)	10,663	$105,884
Independence Contract Drilling, Inc. (a)	4,252	20,282
ION Geophysical Corp. (a)	2,473	19,982
Key Energy Services, Inc. (a)	31,764	11,734
Matrix Service Co. (a)	8,212	145,352
McDermott International, Inc. (a)	74,317	303,956
Natural Gas Services Group, Inc. (a)	3,617	78,236
Newpark Resources, Inc. (a)	26,711	115,391
North Atlantic Drilling Ltd. (a)(b)	1,701	4,661
Oil States International, Inc. (a)	15,855	499,750
Parker Drilling Co. (a)	40,522	85,907
RigNet, Inc. (a)	3,500	47,880
SEACOR Holdings, Inc. (a)	5,439	296,154
Seventy Seven Energy, Inc. (a)	15,394	8,930
Tesco Corp.	10,968	94,434
TETRA Technologies, Inc. (a)	24,656	156,566

		2,682,907
Oil, Gas & Consumable Fuels — 0.5%
Archrock, Inc.	20,028	160,224
Ardmore Shipping Corp.	5,998	50,683
CARBO Ceramics, Inc. (b)	6,192	87,926
DHT Holdings, Inc.	28,719	165,422
Dorian LPG Ltd. (a)	7,236	68,018
EXCO Resources, Inc. (a)(b)	44,510	44,025
Exterran Corp. (a)	10,820	167,277
Frontline Ltd. (b)	14,736	123,340
Gastar Exploration, Inc. (a)	18,881	20,769
Halcon Resources Corp. (a)(b)	18,950	18,213
Navios Maritime Acq Corp. (b)	23,914	38,023
Pacific Ethanol, Inc. (a)	11,172	52,285
Parsley Energy, Inc., Class A (a)	30,749	694,928
Plug Power, Inc. (a)(b)	54,094	110,893
RSP Permian, Inc. (a)	20,236	587,654
TransAtlantic Petroleum Ltd. (a)	6,543	4,907

		2,394,587
Oil: Crude Producers — 0.8%
Abraxas Petroleum Corp. (a)	23,624	23,860
Approach Resources, Inc. (a)	9,831	11,404
Bill Barrett Corp. (a)	14,840	92,305
Bonanza Creek Energy, Inc. (a)	14,635	23,270
Callon Petroleum Co. (a)	29,928	264,863
Carrizo Oil & Gas, Inc. (a)	18,031	557,519
Clayton Williams Energy, Inc. (a)(b)	1,716	15,307
Contango Oil & Gas Co. (a)	6,094	71,848
Earthstone Energy, Inc. (a)	280	3,391
Eclipse Resources Corp. (a)(b)	12,649	18,215
Energy XXI Bermuda Ltd. (b)	24,604	15,326
Erin Energy Corp. (a)(b)	3,671	6,901

Common Stocks	Shares	Value
Oil: Crude Producers (continued)
Evolution Petroleum Corp.	6,262	$30,433
Isramco, Inc. (a)(b)	229	18,709
Jones Energy, Inc., Class A (a)	7,595	25,291
Northern Oil and Gas, Inc. (a)(b)	18,160	72,458
Oasis Petroleum, Inc. (a)	55,779	406,071
ONE Gas, Inc.	15,934	973,567
Panhandle Oil and Gas, Inc.	4,734	81,946
PDC Energy, Inc. (a)	14,237	846,390
Rex Energy Corp. (a)(b)	11,909	9,150
Sanchez Energy Corp. (a)	13,894	76,278
Stone Energy Corp. (a)	15,966	12,613
Synergy Resources Corp. (a)	37,026	287,692
Triangle Petroleum Corp. (a)(b)	12,707	6,891
Ultra Petroleum Corp. (a)(b)	44,441	22,132
Unit Corp. (a)	15,415	135,806
W&T Offshore, Inc. (a)(b)	9,465	20,728

		4,130,364
Oil: Refining & Marketing — 0.3%
Adams Resources & Energy, Inc.	562	22,469
Alon USA Energy, Inc.	9,485	97,885
Clean Energy Fuels Corp. (a)(b)	25,234	73,936
Delek U.S. Holdings, Inc.	17,670	269,291
Par Pacific Holdings, Inc. (a)	5,018	94,138
Renewable Energy Group, Inc. (a)	13,833	130,583
Trecora Resources (a)	5,747	55,286
Western Refining, Inc.	21,747	632,620

		1,376,208
Paints & Coatings — 0.2%
Chase Corp.	2,136	112,332
Ferro Corp. (a)	21,592	256,297
HB Fuller Co.	15,331	650,801
Kronos Worldwide, Inc.	6,875	39,325

		1,058,755
Paper — 0.3%
Clearwater Paper Corp. (a)	5,486	266,126
KapStone Paper and Packaging Corp.	26,095	361,416
Neenah Paper, Inc.	5,093	324,220
PH Glatfelter Co.	13,374	277,243
Schweitzer-Mauduit International, Inc.	9,275	291,977

		1,520,982
Personal Care — 0.1%
Orchids Paper Products Co.	2,651	72,929
USANA Health Sciences, Inc. (a)	1,756	213,214
WD-40 Co.	4,412	476,540

		762,683

BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2016	17

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Pharmaceuticals — 2.2%
Abeona Therapeutics, Inc. (a)	2,801	$7,171
ACADIA Pharmaceuticals, Inc. (a)	25,775	720,669
Achillion Pharmaceuticals, Inc. (a)	34,533	266,595
Aclaris Therapeutics, Inc. (a)	1,664	31,533
Adamas Pharmaceuticals, Inc. (a)	3,393	49,063
Aerie Pharmaceuticals, Inc. (a)	6,388	77,678
Agile Therapeutics, Inc. (a)(b)	4,444	27,597
Amphastar Pharmaceuticals, Inc. (a)	9,632	115,584
Anacor Pharmaceuticals, Inc. (a)	12,497	667,965
Aralez Pharmaceuticals, Inc. (a)	16,500	58,575
Aratana Therapeutics, Inc. (a)	10,495	57,932
Biospecifics Technologies Corp. (a)	1,453	50,594
Cambrex Corp. (a)	9,564	420,816
Cempra, Inc. (a)	10,975	192,282
Chimerix, Inc. (a)	14,681	75,020
Concert Pharmaceuticals, Inc. (a)	4,355	59,489
Corcept Therapeutics, Inc. (a)	19,706	92,224
CorMedix, Inc. (a)(b)	8,416	22,302
Depomed, Inc. (a)	15,423	214,842
Dicerna Pharmaceuticals, Inc. (a)	4,350	23,316
Durect Corp. (a)	32,498	43,872
Eagle Pharmaceuticals, Inc. (a)(b)	2,620	106,110
Enanta Pharmaceuticals, Inc. (a)	4,855	142,591
Endocyte, Inc. (a)	10,079	31,245
Esperion Therapeutics, Inc. (a)	3,782	63,954
Foamix Pharmaceuticals Ltd. (a)	6,080	39,642
Heska Corp. (a)	1,827	52,070
Immune Design Corp. (a)	3,202	41,626
Impax Laboratories, Inc. (a)	21,916	701,750
Infinity Pharmaceuticals, Inc. (a)	15,613	82,281
Innoviva, Inc. (b)	26,265	330,676
Intra-Cellular Therapies, Inc. (a)	8,177	227,321
Ironwood Pharmaceuticals, Inc. (a)	38,888	425,435
Kite Pharma, Inc. (a)	9,905	454,739
La Jolla Pharmaceutical Co. (a)	4,361	91,189
Lannett Co., Inc. (a)	8,214	147,277
Medicines Co. (a)	20,242	643,088
MyoKardia, Inc. (a)	1,897	20,317
Otonomy, Inc. (a)	5,782	86,267
Pacira Pharmaceuticals, Inc. (a)	11,143	590,356
Paratek Pharmaceuticals, Inc. (a)	3,420	51,881
Pernix Therapeutics Holdings (a)	13,568	14,246
Portola Pharmaceuticals, Inc. (a)	15,300	312,120
Prestige Brands Holdings, Inc. (a)	15,970	852,638
Radius Health, Inc. (a)	10,115	318,016
Relypsa, Inc. (a)(b)	10,272	139,186
Revance Therapeutics, Inc. (a)	5,698	99,487
Sagent Pharmaceuticals, Inc. (a)	6,960	84,703
Sciclone Pharmaceuticals, Inc. (a)	15,390	169,290
Spectrum Pharmaceuticals, Inc. (a)	21,245	135,118
Supernus Pharmaceuticals, Inc. (a)	10,337	157,639
Teligent, Inc. (a)(b)	13,579	66,537

Common Stocks	Shares	Value
Pharmaceuticals (continued)
TG Therapeutics, Inc. (a)	9,626	$82,014
TherapeuticsMD, Inc. (a)	43,949	281,274
Theravance Biopharma, Inc. (a)	8,868	166,718
Ultragenyx Pharmaceutical, Inc. (a)	11,740	743,259
Vivus, Inc. (a)(b)	30,987	43,382
Voyager Therapeutics, Inc. (a)	1,673	14,605
XenoPort, Inc. (a)	16,887	76,160
Zafgen, Inc. (a)	4,954	33,093
Zogenix, Inc. (a)	7,925	73,227
Zynerba Pharmaceuticals, Inc. (a)	873	8,250

		11,475,896
Plastics — 0.1%
A. Schulman, Inc.	9,143	248,872
Core Molding Technologies, Inc. (a)	2,118	26,433
Ply Gem Holdings, Inc. (a)	6,248	87,784
Trinseo SA (a)	3,596	132,369

		495,458
Power Transmission Equipment — 0.3%
Advanced Energy Industries, Inc. (a)	12,462	433,553
Generac Holdings, Inc. (a)	21,083	785,131
Powell Industries, Inc.	2,626	78,281
Vicor Corp. (a)	5,421	56,812

		1,353,777
Precious Metals & Minerals — 0.1%
Stillwater Mining Co. (a)	37,137	395,509
Printing & Copying Services — 0.2%
Casella Waste Systems, Inc. (a)	11,597	77,700
Cimpress NV (a)	10,009	907,716

		985,416
Producer Durables: Miscellaneous — 0.0%
Blount International, Inc. (a)	15,020	149,900
Park-Ohio Holdings Corp.	2,516	107,735

		257,635
Production Technology Equipment — 0.8%
Axcelis Technologies, Inc. (a)	35,338	98,946
Brooks Automation, Inc.	20,670	214,968
Cohu, Inc.	8,088	96,085
Entegris, Inc. (a)	42,783	582,705
FEI Co.	12,645	1,125,532
GSI Group, Inc. (a)	10,594	150,011
Mattson Technology, Inc. (a)	21,626	78,935
MKS Instruments, Inc.	16,206	610,156
Nanometrics, Inc. (a)	7,511	118,974
Photronics, Inc. (a)	20,366	212,010
Rudolph Technologies, Inc. (a)	9,775	133,527
Tessera Technologies, Inc.	16,031	496,961
Ultra Clean Holdings, Inc. (a)	9,325	49,982

18	BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2016

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Production Technology Equipment (continued)
Ultratech, Inc. (a)	8,441	$184,351
Veeco Instruments, Inc. (a)	12,511	243,714

		4,396,857
Publishing — 0.6%
Daily Journal Corp. (a)	311	60,860
Eros International PLC (a)(b)	9,303	107,077
Journal Media Group, Inc.	7,646	91,446
Media General, Inc. (a)	29,244	476,970
Meredith Corp.	11,226	533,235
New Media Investment Group, Inc.	13,860	230,630
New York Times Co., Class A	41,889	521,937
Scholastic Corp.	8,154	304,715
Time, Inc.	33,724	520,699
Tribune Publishing Co.	7,863	60,702

		2,908,271
Radio & TV Broadcasters — 0.3%
Central European Media Enterprises Ltd. (a)(b)	23,953	61,080
Crown Media Holdings, Inc., Class A (a)	11,294	57,374
Cumulus Media, Inc., Class A (a)	37,454	17,390
Entercom Communications Corp., Class A (a)	7,373	78,006
Entravision Communications Corp., Class A	19,441	144,641
Gray Television, Inc. (a)	19,375	227,075
Nexstar Broadcasting Group, Inc., Class A	9,546	422,601
Saga Communications, Inc., Class A	1,032	41,342
Sinclair Broadcast Group, Inc., Class A	20,165	620,074
Townsquare Media, Inc. (a)	1,976	22,151

		1,691,734
Railroad Equipment — 0.1%
American Railcar Industries, Inc. (b)	2,729	111,152
FreightCar America, Inc.	3,593	55,979
Greenbrier Cos., Inc.	8,285	228,997

		396,128
Real Estate — 0.3%
AV Homes, Inc. (a)	3,151	35,795
Consolidated-Tomoka Land Co.	1,277	58,921
Forestar Group, Inc. (a)	10,725	139,854
HFF, Inc., Class A	11,567	318,440
Kennedy-Wilson Holdings, Inc.	28,410	622,179
RMR Group, Inc., Class A (a)	1,935	48,394
St. Joe Co. (a)	14,080	241,472

Common Stocks	Shares	Value
Real Estate (continued)
Tejon Ranch Co. (a)	4,417	$90,858

		1,555,913
Real Estate Investment Trusts (REITs) — 9.4%
Acadia Realty Trust	20,901	734,252
AG Mortgage Investment Trust, Inc.	9,066	118,493
Agree Realty Corp.	6,449	248,093
Alexander & Baldwin, Inc.	14,998	550,127
Alexander’s, Inc.	643	244,694
Altisource Residential Corp. (b)	17,966	215,592
American Assets Trust, Inc.	11,324	452,054
American Capital Mortgage Investment Corp.	14,607	214,431
Anworth Mortgage Asset Corp.	32,439	151,166
Apollo Commercial Real Estate Finance, Inc.	17,975	292,992
Ares Commercial Real Estate Corp.	9,096	99,601
Armada Hoffler Properties, Inc.	9,569	107,651
ARMOUR Residential REIT, Inc.	11,456	246,648
Ashford Hospitality Prime, Inc.	8,854	103,326
Ashford Hospitality Trust, Inc.	26,233	167,367
Bluerock Residential Growth REIT, Inc.	6,514	70,872
Capstead Mortgage Corp.	29,454	291,300
CareTrust REIT, Inc.	15,255	193,738
Catchmark Timber Trust, Inc.	12,579	136,231
Cedar Realty Trust, Inc.	26,499	191,588
Chatham Lodging Trust	11,716	251,074
Chesapeake Lodging Trust	18,326	484,906
Colony Capital, Inc., Class A	34,321	575,563
Colony Starwood Homes	12,006	297,148
CorEnergy Infrastructure Trust, Inc.	3,565	71,692
Coresite Realty Corp.	7,453	521,785
Cousins Properties, Inc.	66,443	689,678
CubeSmart	53,962	1,796,935
CyrusOne, Inc.	22,718	1,037,077
CYS Investments, Inc.	48,392	393,911
DCT Industrial Trust, Inc.	27,060	1,068,058
DiamondRock Hospitality Co.	61,567	623,058
DuPont Fabros Technology, Inc.	19,240	779,797
Dynex Capital, Inc.	16,177	107,577
Easterly Government Properties, Inc.	4,022	74,487
EastGroup Properties, Inc.	9,843	594,222
Education Realty Trust, Inc.	19,302	802,963
EPR Properties	17,407	1,159,654
Equity One, Inc.	24,194	693,400
FelCor Lodging Trust, Inc.	44,241	359,237
First Industrial Realty Trust, Inc.	33,772	767,975
First Potomac Realty Trust	18,745	169,830
Franklin Street Properties Corp.	26,956	286,003
Geo Group, Inc.	22,774	789,575
Getty Realty Corp.	8,037	159,374

BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2016	19

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Gladstone Commercial Corp.	7,282	$119,279
Government Properties Income Trust	17,876	319,087
Gramercy Property Trust	128,158	1,082,935
Great Ajax Corp.	1,373	15,364
Hatteras Financial Corp.	29,763	425,611
Healthcare Realty Trust, Inc.	30,585	944,771
Hersha Hospitality Trust	14,274	304,607
Highwoods Properties, Inc.	28,602	1,367,462
Hudson Pacific Properties, Inc.	22,821	659,983
Independence Realty Trust, Inc.	9,743	69,370
InfraREIT, Inc.	6,722	114,610
Invesco Mortgage Capital, Inc.	35,832	436,434
Investors Real Estate Trust	36,910	267,967
iStar, Inc. (a)	24,421	235,907
Kite Realty Group Trust	25,594	709,210
LaSalle Hotel Properties	34,572	875,017
Lexington Realty Trust	63,224	543,726
LTC Properties, Inc.	11,880	537,451
Mack-Cali Realty Corp.	27,217	639,599
Medical Properties Trust, Inc.	71,337	925,954
Monmouth Real Estate Investment Corp., Class A	19,545	232,390
Monogram Residential Trust, Inc.	51,181	504,645
National Health Investors, Inc.	11,473	763,184
National Storage Affiliates Trust	7,255	153,806
New Residential Investment Corp.	70,443	819,252
New Senior Investment Group, Inc.	26,298	270,869
New York Mortgage Trust, Inc.	34,117	161,715
New York REIT, Inc.	49,780	502,778
NexPoint Residential Trust, Inc.	5,774	75,582
One Liberty Properties, Inc.	4,062	91,029
Orchid Island Capital, Inc.	7,104	73,668
Parkway Properties, Inc.	26,212	410,480
Pebblebrook Hotel Trust	22,048	640,935
Pennsylvania Real Estate Investment Trust	21,255	464,422
PennyMac Mortgage Investment Trust (c)	15,395	209,988
Physicians Realty Trust	33,182	616,522
Potlatch Corp.	12,570	395,955
Preferred Apartment Communities, Inc.	7,151	90,675
PS Business Parks, Inc.	5,906	593,612
QTS Realty Trust, Inc., Class A	8,468	401,214
RAIT Financial Trust	25,423	79,828
Ramco-Gershenson Properties Trust	24,342	438,886
Redwood Trust, Inc.	24,628	322,134
Resource Capital Corp.	10,251	115,324
Retail Opportunity Investments Corp.	30,242	608,469
Rexford Industrial Realty, Inc.	17,204	312,425

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
RLJ Lodging Trust	38,793	$887,584
Rouse Properties, Inc.	11,304	207,768
Sabra Health Care REIT, Inc.	20,122	404,251
Saul Centers, Inc.	3,067	162,612
Select Income REIT	19,371	446,502
Silver Bay Realty Trust Corp.	11,545	171,443
Sovran Self Storage, Inc.	11,917	1,405,610
STAG Industrial, Inc.	20,165	410,559
STORE Capital Corp.	12,271	317,573
Summit Hotel Properties, Inc.	27,608	330,468
Sun Communities, Inc.	15,377	1,101,147
Sunstone Hotel Investors, Inc.	63,805	893,270
Terreno Realty Corp.	12,937	303,373
UMH Properties, Inc.	7,031	69,748
United Development Funding IV (b)	8,911	28,515
Universal Health Realty Income Trust	2,533	142,481
Urban Edge Properties	27,140	701,298
Urstadt Biddle Properties, Inc., Class A	6,772	141,873
Walter Investment Management Corp. (a)	11,849	90,526
Washington Real Estate Investment Trust	20,945	611,803
Western Asset Mortgage Capital Corp.	13,374	134,409
Whitestone REIT	7,903	99,341
Xenia Hotels & Resorts, Inc.	34,234	534,735

		48,926,215
Recreational Vehicles & Boats — 0.2%
Arctic Cat, Inc.	3,862	64,882
Drew Industries, Inc.	7,335	472,814
Malibu Boats, Inc. (a)	5,233	85,821
Marine Products Corp.	2,782	21,115
MCBC Holdings, Inc. (a)	2,293	32,285
Winnebago Industries, Inc.	8,050	180,723

		857,640
Rental & Leasing Services: Consumer — 0.1%
Rent-A-Center, Inc.	16,571	262,650
Restaurants — 2.0%
Biglari Holdings, Inc. (a)	521	193,661
BJ’s Restaurants, Inc. (a)	6,241	259,438
Bob Evans Farms, Inc.	6,426	300,030
Bojangles’, Inc. (a)	2,865	48,734
Bravo Brio Restaurant Group, Inc. (a)	5,268	40,827
Buffalo Wild Wings, Inc. (a)	5,777	855,689
Carrols Restaurant Group, Inc. (a)	10,721	154,811
Cheesecake Factory, Inc.	14,782	784,776

20	BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2016

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Restaurants (continued)
Cracker Barrel Old Country Store, Inc. (b)	5,807	$886,555
Dave & Buster’s Entertainment, Inc. (a)	6,952	269,599
Denny’s Corp. (a)	24,513	253,955
Diamond Resorts International, Inc. (a)(b)	13,094	318,184
DineEquity, Inc.	5,164	482,473
El Pollo Loco Holdings, Inc. (a)	4,343	57,936
Ellie Mae, Inc. (a)	8,957	811,862
Fiesta Restaurant Group, Inc. (a)	8,190	268,468
Fogo De Chao, Inc. (a)	1,664	25,975
Habit Restaurants, Inc. (a)	3,728	69,453
J Alexander’s Holdings, Inc. (a)	4,674	49,357
Jack in the Box, Inc.	10,529	672,487
Jamba, Inc. (a)(b)	4,221	52,172
Kona Grill, Inc. (a)	2,900	37,555
Krispy Kreme Doughnuts, Inc. (a)	19,751	307,918
Noodles & Co. (a)(b)	3,790	44,949
Papa John’s International, Inc.	8,506	460,940
Papa Murphy’s Holdings, Inc. (a)(b)	2,399	28,668
Popeyes Louisiana Kitchen, Inc. (a)	7,034	366,190
Potbelly Corp. (a)	5,902	80,326
Red Robin Gourmet Burgers, Inc. (a)	4,300	277,221
Ruby Tuesday, Inc. (a)	19,743	106,217
Ruth’s Hospitality Group, Inc.	10,522	193,710
Shake Shack, Inc., Class A (a)	1,710	63,817
Sonic Corp.	14,949	525,607
Texas Roadhouse, Inc.	21,215	924,550
Wingstop, Inc. (a)	2,035	46,154
Zoe’s Kitchen, Inc. (a)(b)	5,918	230,743

		10,551,007
Scientific Instruments: Control & Filter — 0.4%
Brady Corp., Class A	14,582	391,381
CIRCOR International, Inc.	5,284	245,125
ESCO Technologies, Inc.	7,959	310,242
Gorman-Rupp Co.	5,836	151,327
Sun Hydraulics Corp.	6,969	231,301
Thermon Group Holdings, Inc. (a)	9,560	167,874
Watts Water Technologies, Inc., Class A	8,601	474,173

		1,971,423
Scientific Instruments: Electrical — 0.5%
Allied Motion Technologies, Inc.	1,742	31,356
AZZ, Inc.	7,812	442,159
EnerSys	13,545	754,727
Franklin Electric Co., Inc.	14,531	467,462
Littelfuse, Inc.	6,865	845,150
Preformed Line Products Co.	630	23,008

Common Stocks	Shares	Value
Scientific Instruments: Electrical (continued)
Taser International, Inc. (a)	16,388	$321,697

		2,885,559
Scientific Instruments: Gauges & Meters — 0.2%
Badger Meter, Inc.	4,432	294,772
FARO Technologies, Inc. (a)	5,294	170,520
Itron, Inc. (a)	11,764	490,794
Mesa Laboratories, Inc.	918	88,449
Vishay Precision Group, Inc. (a)	3,678	51,529

		1,096,064
Scientific Instruments: Pollution Control — 0.3%
Ceco Environmental Corp.	8,285	51,450
Darling International, Inc. (a)	50,755	668,443
Heritage-Crystal Clean, Inc. (a)	3,442	34,214
Team, Inc. (a)	9,097	276,367
TRC Cos., Inc. (a)	4,621	33,502
U.S. Ecology, Inc.	6,662	294,194

		1,358,170
Securities Brokerage & Services — 0.5%
BGC Partners, Inc., Class A	55,844	505,388
Gain Capital Holdings, Inc.	9,361	61,408
INTL. FCStone, Inc. (a)	4,660	124,562
Investment Technology Group, Inc.	8,759	193,574
Ladenburg Thalmann Financial Services, Inc. (a)	30,230	75,575
MarketAxess Holdings, Inc.	11,350	1,416,820
Virtu Financial, Inc., Class A	5,751	127,155

		2,504,482
Semiconductors & Components — 2.2%
Advanced Micro Devices, Inc. (a)	194,872	555,385
Alpha & Omega Semiconductor Ltd. (a)	5,621	66,609
Amkor Technology, Inc. (a)	29,321	172,701
Applied Micro Circuits Corp. (a)	24,973	161,326
Cavium, Inc. (a)	16,872	1,031,891
CEVA, Inc. (a)	6,304	141,840
Cirrus Logic, Inc. (a)	19,307	702,968
Diodes, Inc. (a)	11,537	231,894
DSP Group, Inc. (a)	6,497	59,253
Emcore Corp. (a)	4,882	24,410
Exar Corp. (a)	11,319	65,084
Fairchild Semiconductor International, Inc. (a)	35,453	709,060
FormFactor, Inc. (a)	17,754	129,072
Inphi Corp. (a)	11,697	389,978
Integrated Device Technology, Inc. (a)	41,204	842,210
Intersil Corp., Class A	40,142	536,699
IXYS Corp.	7,054	79,146
Kopin Corp. (a)	22,089	36,668

BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2016	21

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Semiconductors & Components (continued)
Lattice Semiconductor Corp. (a)	35,783	$203,247
MA-COM Technology Solutions Holdings, Inc. (a)	7,161	313,580
MaxLinear, Inc., Class A (a)	16,751	309,893
Microsemi Corp. (a)	33,072	1,266,988
Monolithic Power Systems, Inc.	12,000	763,680
Power Integrations, Inc.	8,973	445,599
Rambus, Inc. (a)	35,240	484,550
Semtech Corp. (a)	20,315	446,727
Sigma Designs, Inc. (a)	10,129	68,877
Silicon Laboratories, Inc. (a)	13,018	585,289
Vishay Intertechnology, Inc.	41,309	504,383

		11,329,007
Semiconductors & Semiconductor Equipment — 0.1%
Ambarella, Inc. (a)(b)	9,559	427,287
Cascade Microtech, Inc. (a)	3,970	81,861
Xcerra Corp. (a)	17,472	113,918

		623,066
Shipping — 0.4%
Eagle Bulk Shipping, Inc. (a)(b)	5,662	2,038
GasLog Ltd. (b)	13,169	128,266
Gener8 Maritime, Inc. (a)	4,923	34,756
Golden Ocean Group Ltd. (a)(b)	16,386	11,388
Gulfmark Offshore, Inc., Class A (a)	6,731	41,530
Matson, Inc.	13,196	530,083
Navios Maritime Holdings, Inc. (b)	21,314	24,085
Nordic American Offshore Ltd. (a)(b)	5,050	22,624
Nordic American Tankers Ltd. (b)	27,235	383,741
Safe Bulkers, Inc.	9,518	7,648
Scorpio Tankers, Inc.	54,885	319,980
Ship Finance International Ltd.	18,116	251,631
Teekay Tankers Ltd., Class A	29,589	108,592
Tidewater, Inc.	15,630	106,753
Ultrapetrol Bahamas Ltd. (a)	4,920	1,329

		1,974,444
Software — 0.4%
Actua Corp. (a)	12,743	115,324
Castlight Health, Inc. (a)	8,902	29,644
Five9, Inc. (a)	6,927	61,581
FleetMatics Group PLC (a)	11,672	475,167
Gigamon, Inc. (a)	8,464	262,553
Globant SA (a)	4,666	143,993
Instructure, Inc. (a)	1,460	26,192
MobileIron, Inc. (a)	14,122	63,831
Model N, Inc. (a)	6,671	71,847
Park City Group, Inc. (a)(b)	2,864	25,891
Paycom Software, Inc. (a)	9,628	342,757
PDV Wireless, Inc. (a)(b)	4,146	142,374
Qualys, Inc. (a)	7,743	195,975

Common Stocks	Shares	Value
Software (continued)
Rubicon Project, Inc. (a)	7,956	$145,436

		2,102,565
Specialty Retail — 3.1%
1-800-Flowers.com, Inc., Class A (a)	7,464	58,816
Abercrombie & Fitch Co., Class A	21,195	668,490
America’s Car-Mart, Inc. (a)	2,460	61,500
American Eagle Outfitters, Inc.	55,425	923,935
Asbury Automotive Group, Inc. (a)	7,754	463,999
Ascena Retail Group, Inc. (a)	52,451	580,108
Barnes & Noble Education, Inc. (a)	9,910	97,118
Barnes & Noble, Inc.	15,638	193,286
bebe Stores, Inc.	7,490	4,118
Big 5 Sporting Goods Corp.	5,230	58,105
Blue Nile, Inc.	3,724	95,744
BMC Stock Holdings, Inc. (a)	11,550	191,961
Boot Barn Holdings, Inc. (a)	4,129	38,813
Buckle, Inc.	8,656	293,179
Build-A-Bear Workshop, Inc. (a)	4,129	53,636
Burlington Stores, Inc. (a)	22,965	1,291,552
Caleres, Inc.	13,348	377,615
Cato Corp., Class A	8,000	308,400
Chico’s FAS, Inc.	41,193	546,631
Children’s Place Retail Stores, Inc.	6,267	523,106
Christopher & Banks Corp. (a)	10,008	23,919
Citi Trends, Inc.	4,461	79,540
Conn’s, Inc. (a)(b)	7,449	92,815
Container Store Group, Inc. (a)	4,028	23,644
Destination XL Group, Inc. (a)	11,563	59,781
Express, Inc. (a)	25,735	550,986
Finish Line, Inc., Class A	13,528	285,441
Five Below, Inc. (a)	16,623	687,195
Francesca’s Holdings Corp. (a)	12,957	248,256
FTD Cos., Inc. (a)	5,727	150,334
Genesco, Inc. (a)	6,730	486,242
Group 1 Automotive, Inc.	7,142	419,164
Guess?, Inc.	18,858	353,965
Haverty Furniture Cos., Inc.	6,278	132,842
Hibbett Sports, Inc. (a)	7,041	252,772
Lands’ End, Inc. (a)(b)	5,116	130,509
Lithia Motors, Inc., Class A	6,935	605,634
Lumber Liquidators Holdings, Inc. (a)(b)	8,562	112,333
MarineMax, Inc. (a)	7,882	153,463
Mattress Firm Holding Corp. (a)(b)	6,269	265,743
Monro Muffler Brake, Inc.	9,684	692,115
Party City Holdco, Inc. (a)	7,265	109,266
Performance Sports Group Ltd. (a)	14,230	45,251
Pier 1 Imports, Inc.	26,072	182,765
Regis Corp. (a)	11,048	167,819
Restoration Hardware Holdings, Inc. (a)	10,199	427,338

22	BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2016

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Specialty Retail (continued)
RetailMeNot, Inc. (a)	10,543	$84,449
Shoe Carnival, Inc.	4,653	125,445
Shutterfly, Inc. (a)	10,789	500,286
Sonic Automotive, Inc., Class A	9,465	174,913
Sportsman’s Warehouse Holdings, Inc. (a)	5,875	74,025
Stage Stores, Inc.	10,406	83,872
Stamps.com, Inc. (a)	4,338	461,043
Stein Mart, Inc.	8,230	60,326
Systemax, Inc. (a)	2,958	25,942
Tailored Brands, Inc.	14,995	268,410
Tilly’s, Inc., Class A (a)	2,862	19,147
Vitamin Shoppe, Inc. (a)	8,160	252,634
Wayfair, Inc., Class A (a)(b)	6,102	263,728
Zumiez, Inc. (a)	6,133	122,169

		16,085,633
Steel — 0.2%
AK Steel Holding Corp. (a)	55,381	228,724
Carbonite, Inc. (a)	4,777	38,073
Carpenter Technology Corp.	14,376	492,090
Handy & Harman Ltd. (a)	739	20,212
Olympic Steel, Inc.	2,329	40,315
Ryerson Holding Corp. (a)	2,883	16,029
Schnitzer Steel Industries, Inc., Class A	8,367	154,287
TimkenSteel Corp.	12,705	115,616

		1,105,346
Technology: Miscellaneous — 0.3%
Benchmark Electronics, Inc. (a)	16,000	368,800
CTS Corp.	9,994	157,306
Fabrinet (a)	10,786	348,927
Kimball Electronics, Inc. (a)	8,393	93,750
Pendrell Corp. (a)	42,068	22,296
Plexus Corp. (a)	10,253	405,198

		1,396,277
Telecommunications Equipment — 0.3%
Applied Optoelectronics, Inc. (a)	5,424	80,872
CalAmp Corp. (a)	11,054	198,198
Clearfield, Inc. (a)(b)	3,630	58,334
Inteliquent, Inc.	10,297	165,267
Knowles Corp. (a)	26,766	352,776
Oclaro, Inc. (a)	29,924	161,590
Ubiquiti Networks, Inc. (a)	8,905	296,269
Vocera Communications, Inc. (a)	7,997	101,962

		1,415,268
Textile Products — 0.1%
Culp, Inc.	3,297	86,448
Interface, Inc.	20,098	372,617

Common Stocks	Shares	Value
Textile Products (continued)
Unifi, Inc. (a)	4,641	$106,325

		565,390
Textiles Apparel & Shoes — 0.9%
Cherokee, Inc. (a)	2,753	48,976
Columbia Sportswear Co.	8,693	522,362
Crocs, Inc. (a)	22,506	216,508
Deckers Outdoor Corp. (a)	9,975	597,602
G-III Apparel Group Ltd. (a)	12,135	593,280
Iconix Brand Group, Inc. (a)	15,119	121,708
Oxford Industries, Inc.	4,448	299,039
Perry Ellis International, Inc. (a)	3,442	63,367
Sequential Brands Group, Inc. (a)	11,397	72,827
Steven Madden Ltd. (a)	17,129	634,458
Superior Uniform Group, Inc.	2,476	44,122
Tumi Holdings, Inc. (a)	17,174	460,607
Vera Bradley, Inc. (a)	6,687	136,014
Vince Holding Corp. (a)	6,722	42,550
Weyco Group, Inc.	2,072	55,157
Wolverine World Wide, Inc.	31,503	580,285

		4,488,862
Tobacco — 0.2%
Universal Corp.	6,903	392,160
Vector Group Ltd.	26,198	598,362

		990,522
Toys — 0.0%
JAKKS Pacific, Inc. (a)(b)	6,570	48,881
Transportation Miscellaneous — 0.3%
Echo Global Logistics, Inc. (a)	9,261	251,529
Hub Group, Inc., Class A (a)	11,035	450,117
Scorpio Bulkers, Inc. (a)	15,027	49,288
Textainer Group Holdings Ltd. (b)	7,114	105,572
Wesco Aircraft Holdings, Inc. (a)	18,987	273,223
XPO Logistics, Inc. (a)(b)	21,851	670,826

		1,800,555
Truckers — 0.6%
ArcBest Corp.	8,045	173,692
Celadon Group, Inc.	7,905	82,844
Covenant Transportation Group, Inc., Class A (a)	3,802	91,970
Forward Air Corp.	9,427	427,232
FRP Holdings, Inc. (a)	1,989	70,808
Heartland Express, Inc.	15,410	285,856
Knight Transportation, Inc.	19,049	498,131
Marten Transport Ltd.	7,327	137,161
PAM Transportation Services, Inc. (a)	846	26,057
Roadrunner Transportation Systems, Inc. (a)	8,189	102,035
Saia, Inc. (a)	7,713	217,121

BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2016	23

Schedule of Investments (continued)	Master Small Cap Index Series

Common Stocks	Shares	Value
Truckers (continued)
Swift Transportation Co. (a)	26,912	$501,371
Universal Truckload Services, Inc.	2,109	34,735
USA Truck, Inc. (a)	2,812	52,978
Werner Enterprises, Inc.	13,499	366,633
YRC Worldwide, Inc. (a)	9,422	87,813

		3,156,437
Utilities: Electrical — 2.0%
ALLETE, Inc.	14,863	833,369
Atlantic Power Corp.	39,848	98,026
Avista Corp.	18,961	773,230
Black Hills Corp.	15,608	938,509
Cleco Corp.	18,377	1,014,594
El Paso Electric Co.	12,322	565,333
Empire District Electric Co.	13,342	440,953
Genie Energy Ltd.	3,302	25,128
IDACORP, Inc.	15,290	1,140,481
MGE Energy, Inc.	10,531	550,245
NorthWestern Corp.	14,315	883,951
NRG Yield, Inc., Class A	10,886	147,723
NRG Yield, Inc., Class C	19,404	276,313
Otter Tail Corp.	11,582	343,059
Pattern Energy Group, Inc.	17,181	327,642
PNM Resources, Inc.	24,220	816,698
Portland General Electric Co.	27,021	1,067,059
Spark Energy, Inc., Class A	802	14,436
Talen Energy Corp. (a)	25,736	231,624
Unitil Corp.	4,318	183,472

		10,671,845
Utilities: Gas Distributors — 1.3%
Chesapeake Utilities Corp.	4,615	290,606
Laclede Group, Inc.	13,157	891,387
New Jersey Resources Corp.	25,979	946,415
Northwest Natural Gas Co.	8,325	448,301
Piedmont Natural Gas Co., Inc.	24,022	1,437,236
South Jersey Industries, Inc.	20,944	595,857
Southwest Gas Corp.	14,236	937,441
WGL Holdings, Inc.	15,080	1,091,340

		6,638,583

Utilities: Miscellaneous — 0.1%
Ormat Technologies, Inc.	11,363	468,610
Utilities: Telecommunications — 1.1%
8x8, Inc. (a)	26,868	270,292
Atlantic Tele-Network, Inc.	3,164	239,926
Boingo Wireless, Inc. (a)	10,686	82,496
Cincinnati Bell, Inc. (a)	65,483	253,419
Cogent Communications Group, Inc.	14,052	548,449
Consolidated Communications Holdings, Inc.	15,419	397,193
Fairpoint Communications, Inc. (a)	6,615	98,431

Common Stocks	Shares	Value
Utilities: Telecommunications (continued)
General Communication, Inc., Class A (a)	10,946	$200,531
Globalstar, Inc. (a)	146,367	215,159
GTT Communications, Inc. (a)	7,490	123,885
Hawaiian Telcom Holdco, Inc. (a)	3,706	87,276
IDT Corp., Class B	5,013	78,153
inContact, Inc. (a)	18,858	167,648
Iridium Communications, Inc. (a)	25,409	199,969
j2 Global, Inc.	14,669	903,317
Lumos Networks Corp. (a)	6,583	84,526
NeuStar, Inc., Class A (a)	5,171	127,207
NTELOS Holdings Corp. (a)	5,655	52,026
ORBCOMM, Inc. (a)	18,253	184,903
Shenandoah Telecommunications Co.	14,706	393,385
Spok Holdings, Inc.	6,855	120,031
Straight Path Communications, Inc., Class B (a)(b)	2,720	84,402
Vonage Holdings Corp. (a)	56,506	258,232
West Corp.	15,995	365,006
Windstream Holdings, Inc. (b)	29,070	223,258

		5,759,120
Utilities: Water — 0.3%
American States Water Co.	11,460	451,066
Artesian Resources Corp., Class A	2,420	67,663
California Water Service Group	14,583	389,658
Connecticut Water Service, Inc.	3,408	153,701
Consolidated Water Co. Ltd.	4,660	56,712
Middlesex Water Co.	4,917	151,689
SJW Corp.	4,819	175,171
York Water Co.	3,972	121,225

		1,566,885
Total Common Stocks — 95.3%		497,683,203

	Beneficial Interest (000)
Other Interests (d) — 0.0%
Gerber Scientific, Inc.	$13	129

	Shares
Rights — 0.0%
Textiles Apparel & Shoes — 0.0%
Vince Holdings Corp. (a)	4,195	1,111
Utilities: Telecommunications — 0.0%
Leap Wireless, CVR (a)	28,200	71,064
Total Rights — 0.0%		72,175

24	BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2016

Schedule of Investments (continued)	Master Small Cap Index Series

	Shares	Value
Warrants — 0.0%
Oil: Crude Producers — 0.0%
Magnum Hunter Resources Corp., (Issued 10/15/13, 1 Share for 10 Warrants, Expires 4/15/16, Strike Price $8.50)	7,791	—
Total Long-Term Investments (Cost — $456,013,196) — 95.3%		$497,755,507

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.37% (c)(e)	29,237,693	29,237,693

	Beneficial Interest (000)	Value
BlackRock Liquidity Series, LLC, Money Market Series, 0.55% (c)(e)(f)	14,048	$14,047,864
Total Short-Term Securities (Cost — $43,285,557) — 8.3%		43,285,557
Total Investments (Cost — $499,298,753*) — 103.6%		541,041,064
Liabilities in Excess of Other Assets — (3.6)%		(19,039,491)

Net Assets — 100.0%		$522,001,573

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$486,034,279

Gross unrealized appreciation	$94,235,589
Gross unrealized depreciation	(39,228,804)

Net unrealized appreciation	$55,006,785

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	During the period ended March 31, 2016, investments in issuers considered to be affiliates of the Series for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold	Shares/ Beneficial Interest Held at March 31, 2016	Value at March 31, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	232,669	29,005,024	[1]	—	29,237,693	$29,237,693	$19,488
BlackRock Liquidity Series, LLC, Money Market Series	$10,324,484	$3,723,380	[1]	—	$14,047,864	$14,047,864	$289,616	[2]
PennyMac Financial Services, Inc.	3,162	—		—	3,162	$37,185	—
PennyMac Mortgage Investment Trust	15,395	—		—	15,395	$209,988	$7,236
Total						$43,532,730	$316,340

[1]	Represents net shares/beneficial interest purchased.

[2]

Represents securities lending income earned from reinvestment of cash collateral from loaned securities, net of fees, and other payments to and from borrowers of securities, and less the collateral investment expenses.

(d)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(e)	Current yield as of period end.

BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2016	25

Schedule of Investments (continued)	Master Small Cap Index Series

(f)	Security was purchased with the cash collateral from loaned securities. The Master Series may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Portfolio Abbreviations

REIT	Real Estate Investment Trust

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
100	Russell 2000 Mini Index	June 2016	$11,096,000	$309,380

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Series has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Series’ policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

26	BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2016

Schedule of Investments (concluded)	Master Small Cap Index Series

The following tables summarize the Series’ investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]
Common Stocks	$497,104,841	$47,262	$531,100	$497,683,203
Other Interests	—	—	129	129
Rights	—	1,111	71,064	72,175
Short-Term Securities	29,237,693	14,047,864	—	43,285,557

Total	$526,342,534	$14,096,237	$602,293	$541,041,064

[1] See above Schedule of Investments for values in each industry.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$309,380	—	—	$309,380
[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Series may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$1,189	—	—	$1,189
Cash pledged for financial futures contracts	1,497,000	—	—	1,497,000
Liabilities:
Collateral on securities loaned at value	—	$(14,047,864)	—	(14,047,864)

Total	$1,498,189	$(14,047,864)	—	$(12,549,675)

During the period ended March 31, 2016, there were no transfers between levels.

BLACKROCK INDEX FUNDS, INC.	MARCH 31, 2016	27

Item 2 –	Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Index Funds, Inc. and Quantitative Master Series LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: May 23, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Index Funds, Inc. and Quantitative Master Series LLC

Date: May 23, 2016